UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/13 (Unaudited)

COMMON STOCKS (56.7%)(a)
			Shares	Value

Basic materials (3.0%)

Agrium, Inc. (Canada)			821	$71,394

Akzo Nobel NV (Netherlands)			4,054	227,718

American Vanguard Corp.			7,799	182,731

Andersons, Inc. (The)			2,033	108,135

Archer Daniels-Midland Co.			3,512	119,092

Arkema (France)			1,895	173,026

Assa Abloy AB Class B (Sweden)			18,772	731,795

Axiall Corp.			19,484	829,629

BASF SE (Germany)			26,492	2,366,085

Bemis Co., Inc.			16,938	662,953

BHP Billiton PLC (United Kingdom)			23,449	602,275

BHP Billiton, Ltd. (Australia)			39,813	1,147,220

Buckeye Technologies, Inc.			4,889	181,089

Cambrex Corp.(NON)			31,696	442,793

Cameco Corp. (Canada)			6,900	142,554

CF Industries Holdings, Inc.			8,564	1,468,726

Chemtura Corp.(NON)			30,456	618,257

Chicago Bridge & Iron Co., NV			19,919	1,188,368

China Liansu Group Holdings, Ltd. (China)			685,000	346,705

China National Building Material Co., Ltd. (China)			192,000	170,427

China Shanshui Cement Group, Ltd. (China)			998,000	444,952

China Singyes Solar Technologies Holdings, Ltd. (China)(NON)			417,000	437,072

China State Construction International Holdings, Ltd. (China)			176,000	272,380

Cytec Industries, Inc.			7,955	582,704

Domtar Corp. (Canada)			5,783	384,570

Eastman Chemical Co.			20,500	1,435,205

Evraz PLC (United Kingdom)			241,011	356,010

First Resources, Ltd. (Singapore)			160,000	223,249

Fortescue Metals Group, Ltd. (Australia)			28,942	79,395

Fortune Brands Home & Security, Inc.			30,337	1,175,255

Gamuda Bhd (Malaysia)			229,800	343,918

Glencore Xstrata PLC (United Kingdom)			86,820	361,168

Goldcorp, Inc. (Canada)			14,245	353,789

Golden Agri-Resources, Ltd. (Singapore)			151,000	66,334

GrainCorp, Ltd. Class A (Australia)			6,300	72,320

Holcim, Ltd. (Switzerland)			3,242	226,235

Horsehead Holding Corp.(NON)			34,732	444,917

Huntsman Corp.			31,100	515,016

Innophos Holdings, Inc.			9,471	446,747

Innospec, Inc.			9,100	365,638

Intrepid Potash, Inc.			2,077	39,567

KapStone Paper and Packaging Corp.			11,443	459,780

Koninklijke Boskalis Westminster NV (Netherlands)			13,486	491,424

Koppers Holdings, Inc.			6,789	259,204

Kraton Performance Polymers, Inc.(NON)			9,351	198,241

Kuraray Co., Ltd. (Japan)			14,500	203,536

L.B. Foster Co. Class A			3,686	159,125

Landec Corp.(NON)			21,809	288,097

Louisiana-Pacific Corp.(NON)			4,100	60,639

LSB Industries, Inc.(NON)			26,667	810,943

LyondellBasell Industries NV Class A			42,809	2,836,524

Minerals Technologies, Inc.			3,828	158,250

MMG, Ltd. (Australia)(NON)			1,004,000	259,783

Monsanto Co.			58,846	5,813,985

Mosaic Co. (The)			1,277	68,715

Newcrest Mining, Ltd. (Australia)			3,035	27,259

Nitto Denko Corp. (Japan)			24,400	1,569,795

NN, Inc.(NON)			25,520	291,183

OM Group, Inc.(NON)			8,356	258,368

Packaging Corp. of America			15,500	758,880

Potash Corp. of Saskatchewan, Inc. (Canada)			3,850	146,801

PPG Industries, Inc.			15,693	2,297,612

PT Indocement Tunggal Prakarsa Tbk (Indonesia)			81,500	199,686

PTT Global Chemical PCL (Thailand)			182,000	404,901

Rio Tinto PLC (United Kingdom)			22,616	926,952

Rio Tinto, Ltd. (Australia)			14,969	710,990

S&W Seed Co.(NON)			22,580	189,220

Sherwin-Williams Co. (The)			11,000	1,942,600

Solvay SA (Belgium)			817	106,881

Sumitomo Metal Mining Co., Ltd. (Japan)			42,000	468,430

Syngenta AG (Switzerland)			2,320	904,773

Trex Co., Inc.(NON)			10,000	474,900

Tronox, Ltd. Class A			8,350	168,253

Vale SA ADR (Preference) (Brazil)			14,185	172,490

Vale SA ADR (Brazil)			6,336	83,318

Valspar Corp.			14,010	906,027

Veidekke ASA (Norway)			19,985	152,992

voestalpine AG (Austria)			20,791	731,900

W.R. Grace & Co.(NON)			13,094	1,100,420

Wendel SA (France)			5,628	578,479

				48,048,769
Capital goods (4.0%)

ABB, Ltd. (Switzerland)			38,771	837,020

ACS Actividades de Construccion y Servicios SA (Spain)			7,052	185,932

Aecom Technology Corp.(NON)			23,900	759,781

AGCO Corp.			2,288	114,835

Alliant Techsystems, Inc.			4,772	392,879

Altra Holdings, Inc.			19,042	521,370

Avery Dennison Corp.			21,200	906,512

AZZ, Inc.			7,160	276,090

Ball Corp.			23,000	955,420

Beijing Enterprises Water Group, Ltd. (China)			2,300,000	821,282

Boeing Co. (The)			90,300	9,250,332

Canon, Inc. (Japan)			50	1,642

Chart Industries, Inc.(NON)			6,764	636,425

Chase Corp.			10,282	229,906

China Everbright International, Ltd. (China)			358,000	275,827

China Railway Group, Ltd. (China)			944,000	433,811

CNH Global NV			1,902	79,237

Coway Co., Ltd. (South Korea)			21,090	1,027,060

CTCI Corp. (Taiwan)			110,000	199,392

Cummins, Inc.			28,352	3,075,058

Daelim Industrial Co., Ltd. (South Korea)			9,036	683,604

Deere & Co.			1,340	108,875

Delphi Automotive PLC (United Kingdom)			68,002	3,447,021

Douglas Dynamics, Inc.			16,520	214,430

DXP Enterprises, Inc.(NON)			3,666	244,156

Embraer SA ADR (Brazil)			3,700	136,493

European Aeronautic Defence and Space Co. NV (France)			36,428	1,937,062

Franklin Electric Co., Inc.			14,079	473,758

Gardner Denver, Inc.			10,500	789,390

Generac Holdings, Inc.			11,340	419,693

General Dynamics Corp.			45,900	3,595,347

Great Lakes Dredge & Dock Corp.			22,591	176,662

Greenbrier Companies, Inc.(NON)			23,639	576,082

Guodian Technology & Environment Group Co., Ltd. (China)(NON)			422,000	127,110

HEICO Corp.			3,664	184,556

Hyster-Yale Materials Holdings, Inc.			3,824	240,109

Hyundai Development Co. (South Korea)			18,130	394,879

Hyundai Mobis Co., Ltd. (South Korea)			2,560	609,512

IHI Corp. (Japan)			162,000	614,254

IMI PLC (United Kingdom)			43,481	823,353

Ingersoll-Rand PLC			46,200	2,565,024

Jain Irrigation Systems, Ltd. (India)			123,982	107,810

JGC Corp. (Japan)			23,000	827,981

Kadant, Inc.			10,739	323,996

Kawasaki Heavy Industries, Ltd. (Japan)			195,000	599,771

KBR, Inc.			29,600	962,000

KEPCO Engineering & Construction Co., Inc. (South Korea)			3,129	190,333

Leggett & Platt, Inc.			30,800	957,572

Lindsay Corp.			979	73,405

Lockheed Martin Corp.(S)			36,623	3,972,131

McDermott International, Inc.(NON)			43,547	356,214

Metso Corp. OYJ (Finland)			2,080	70,477

Miller Industries, Inc.			12,719	195,618

Mine Safety Appliances Co.			3,400	158,270

Mitsubishi Electric Corp. (Japan)			21,000	196,737

NACCO Industries, Inc. Class A			1,912	109,519

Northrop Grumman Corp.			37,700	3,121,560

Raytheon Co.			48,779	3,225,267

Safran SA (France)			10,711	557,862

Schindler Holding AG (Switzerland)			5,081	706,716

Singapore Technologies Engineering, Ltd. (Singapore)			217,000	713,822

Standard Motor Products, Inc.			18,045	619,665

Standex International Corp.			5,227	275,724

Staples, Inc.			122,226	1,938,504

Stoneridge, Inc.(NON)			28,359	330,099

Terex Corp.(NON)			23,700	623,310

TriMas Corp.(NON)			21,241	791,864

Valmont Industries, Inc.			1,750	250,408

Vinci SA (France)			18,818	938,800

WABCO Holdings, Inc.(NON)			13,400	1,000,846

				63,537,462
Communication services (2.7%)

Arris Group, Inc.(NON)			9,327	133,842

Aruba Networks, Inc.(NON)			6,537	100,408

AT&T, Inc.			92,779	3,284,377

BCE, Inc. (Canada)			5,782	237,064

BroadSoft, Inc.(NON)			2,247	62,017

BT Group PLC (United Kingdom)			207,015	968,755

CalAmp Corp.(NON)			19,370	282,802

Comcast Corp. Class A			231,331	9,688,142

Deutsche Telekom AG (Germany)			52,406	611,243

DISH Network Corp. Class A			37,300	1,585,996

EchoStar Corp. Class A(NON)			41,022	1,604,370

France Telecom SA (France)			51,669	486,573

Frontier Communications Corp.			67,858	274,825

HSN, Inc.			4,168	223,905

IAC/InterActiveCorp.			38,947	1,852,319

InterDigital, Inc.			1,222	54,562

InterXion Holding NV (Netherlands)(NON)			18,580	485,495

Iridium Communications, Inc.(NON)			28,114	218,165

Jazztel PLC (Spain)(NON)			18,542	144,036

KCell JSC ADR (Kazakhstan)(NON)			18,776	281,921

Loral Space & Communications, Inc.			5,184	310,936

Mobile Telesystems OJSC (Russia)(NON)			78,757	621,349

NeuStar, Inc. Class A(NON)			7,942	386,617

Nippon Telegraph & Telephone (NTT) Corp. (Japan)			2,500	130,479

NTT DoCoMo, Inc. (Japan)			487	756,722

TDC A/S (Denmark)			43,919	355,307

Tele2 AB Class B (Sweden)			31,760	371,603

Telecom Italia SpA (Italy)			143,203	99,463

Telefonica Brasil SA ADR (Brazil)			12,417	283,356

Telefonica SA (Spain)(NON)			45,992	591,785

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			641,000	712,049

Telenor ASA (Norway)			29,129	577,440

Telstra Corp., Ltd. (Australia)			169,222	736,713

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)			99,152	574,722

TW telecom, inc.(NON)			34,800	979,272

Ubiquiti Networks, Inc.			19,242	337,505

USA Mobility, Inc.			14,757	200,252

Verizon Communications, Inc.			220,215	11,085,623

Vodafone Group PLC (United Kingdom)			452,108	1,297,422

Ziggo NV (Netherlands)			13,233	528,273

				43,517,705
Conglomerates (1.0%)

AMETEK, Inc.			40,554	1,715,434

Danaher Corp.			77,754	4,921,828

General Electric Co.			191,856	4,449,141

Marubeni Corp. (Japan)			45,000	300,857

Mitsubishi Corp. (Japan)			23,600	404,322

Siemens AG (Germany)			18,115	1,830,388

Tyco International, Ltd.			77,538	2,554,877

				16,176,847
Consumer cyclicals (7.0%)

Adidas AG (Germany)			5,307	573,597

ADT Corp. (The)(NON)			38,541	1,535,859

Advance Auto Parts, Inc.			14,750	1,197,258

Alfa SAB de CV (Mexico)			127,528	306,679

Alliance Global Group, Inc. (Philippines)			584,200	312,519

American Eagle Outfitters, Inc.			41,400	755,964

ANN, Inc.(NON)			14,096	467,987

Arezzo Industria e Comercio SA (Brazil)			13,985	213,973

Ascent Capital Group, Inc. Class A(NON)			1,560	121,789

Atresmedia Corp de Medios de Comunicaion S.A. (Spain)			6,253	48,895

Babcock International Group PLC (United Kingdom)			36,548	615,356

Bayerische Motoren Werke (BMW) AG (Germany)			6,736	588,490

Bed Bath & Beyond, Inc.(NON)			36,353	2,577,428

Belo Corp. Class A			22,110	308,435

Big Lots, Inc.(NON)			30,267	954,319

Blyth, Inc.			16,269	227,115

Booz Allen Hamilton Holding Corp.			15,324	266,331

BR Malls Participacoes SA (Brazil)			57,564	514,667

Bridgestone Corp. (Japan)			10,300	351,077

Brunswick Corp.			17,090	546,026

Buckle, Inc. (The)			4,371	227,379

Bureau Veritas SA (France)			20,504	530,978

Carmike Cinemas, Inc.(NON)			13,676	264,767

Chico's FAS, Inc.			40,000	682,400

Cie Financiere Richemont SA (Switzerland)			10,508	921,779

Cie Generale des Etablissements Michelin (France)			7,950	707,289

CJ CGV Co., Ltd. (South Korea)			8,355	364,635

Coach, Inc.			43,708	2,495,290

Compagnie Financiere Richemont SA (Switzerland)			51,577	457,274

Compass Group PLC (United Kingdom)			95,856	1,228,452

Continental AG (Germany)			5,067	675,144

Corporate Executive Board Co. (The)			3,201	202,367

CP ALL PCL (Thailand)			381,500	479,719

Crocs, Inc.(NON)			10,814	178,431

CST Brands, Inc.(NON)			7,669	236,282

Daihatsu Motor Co., Ltd. (Japan)			29,000	549,764

Daimler AG (Registered Shares) (Germany)			6,688	404,236

Deckers Outdoor Corp.(NON)			2,817	142,287

Deluxe Corp.			17,609	610,152

Demand Media, Inc.(NON)			27,017	162,634

Destination Maternity Corp.			20,556	505,678

Dillards, Inc. Class A			7,319	599,938

Expedia, Inc.			17,798	1,070,550

Experian Group, Ltd. (United Kingdom)			34,326	595,369

Five Below, Inc.(NON)			2,280	83,813

Foot Locker, Inc.			30,773	1,081,055

Francesca's Holdings Corp.(NON)(S)			7,301	202,895

Fuji Heavy Industries, Ltd. (Japan)			47,000	1,158,916

G&K Services, Inc. Class A			5,753	273,843

GameStop Corp. Class A			9,901	416,139

Gannett Co., Inc.			51,676	1,263,995

Gap, Inc. (The)			51,400	2,144,922

Genesco, Inc.(NON)			7,134	477,907

Global Cash Access Holdings, Inc.(NON)			24,660	154,372

Global Mediacom Tbk PT (Indonesia)			2,959,000	635,519

Grand Korea Leisure Co., Ltd. (South Korea)			13,490	416,480

Green Dot Corp. Class A(NON)			10,693	213,325

Grupo Televisa, S.A.B ADR (Mexico)			17,152	426,056

Hana Tour Service, Inc. (South Korea)			6,251	392,369

Harbinger Group, Inc.(NON)			23,391	176,368

Hino Motors, Ltd. (Japan)			54,000	792,907

HMS Holdings Corp.(NON)			6,738	156,995

Home Depot, Inc. (The)			135,081	10,464,725

Hotel Shilla Co., Ltd. (South Korea)			7,487	397,920

Isuzu Motors, Ltd. (Japan)			150,000	1,027,124

ITV PLC (United Kingdom)			319,904	683,883

Jarden Corp.(NON)			25,650	1,122,188

KAR Auction Services, Inc.			29,093	665,357

Kia Motors Corp. (South Korea)			11,506	622,038

Kingfisher PLC (United Kingdom)			60,083	314,531

La-Z-Boy, Inc.			33,387	676,754

Lear Corp.			21,369	1,291,970

Liquidity Services, Inc.(NON)(S)			6,494	225,147

Localiza Rent a Car SA (Brazil)			23,104	326,884

Lowe's Cos., Inc.			147,427	6,029,764

LS Corp. (South Korea)			754	45,697

Lumber Liquidators Holdings, Inc.(NON)			1,930	150,289

Macy's, Inc.			62,603	3,004,944

Marcus Corp.			23,331	296,770

Matahari Department Store Tbk PT (Indonesia)(NON)			393,500	458,373

MAXIMUS, Inc.			2,193	163,335

McGraw-Hill Cos., Inc. (The)			42,597	2,265,734

MGM China Holdings, Ltd. (Hong Kong)			337,200	900,136

Mills Estruturas e Servicos de Engenharia SA (Brazil)			18,484	250,501

Mitsubishi Motors Corp. (Japan)(NON)			507,000	695,338

Namco Bandai Holdings, Inc. (Japan)			32,300	525,217

Naspers, Ltd. Class N (South Africa)			10,432	766,973

Navistar International Corp.(NON)			8,330	231,241

Next PLC (United Kingdom)			19,584	1,354,454

Nintendo Co., Ltd. (Japan)			1,400	165,170

Nissan Motor Co., Ltd. (Japan)			55,800	565,525

Nu Skin Enterprises, Inc. Class A			7,127	435,602

O'Reilly Automotive, Inc.(NON)			19,950	2,246,769

OPAP SA (Greece)(NON)			48,287	404,360

Pearson PLC (United Kingdom)			4,662	82,777

Perry Ellis International, Inc.			18,298	371,632

PetSmart, Inc.			19,720	1,321,043

Pier 1 Imports, Inc.			5,985	140,588

PPR SA (France)			847	171,448

Prada SpA (Italy)			21,800	196,114

Priceline.com, Inc.(NON)			6,461	5,344,087

PulteGroup, Inc.(NON)			68,800	1,305,136

Puregold Price Club, Inc. (Philippines)			531,500	444,662

Randstad Holding NV (Netherlands)			6,061	247,490

ReachLocal, Inc.(NON)			16,570	203,148

Ryland Group, Inc. (The)			14,696	589,310

Sands China, Ltd. (Hong Kong)			92,000	429,712

Scania AB Class B (Sweden)			30,143	600,549

Sears Hometown and Outlet Stores, Inc.(NON)			7,559	330,479

Select Comfort Corp.(NON)			15,219	381,388

Sinclair Broadcast Group, Inc. Class A			25,545	750,512

SJM Holdings, Ltd. (Hong Kong)			332,000	807,470

Sonic Automotive, Inc. Class A			54,240	1,146,634

Sports Direct International PLC (United Kingdom)(NON)			22,966	191,480

Sun TV Network, Ltd. (India)			10,189	65,064

Suzuki Motor Corp. (Japan)			37,800	871,755

Swatch Group AG (The) (Switzerland)			1,069	585,713

Swatch Group AG (The) (Switzerland)			6,117	573,928

Tata Motors, Ltd. (India)			178,387	837,451

Tempur-Pedic International, Inc.(NON)			4,463	195,926

Tesla Motors, Inc.(NON)			900	96,687

Thomas Cook Group PLC (United Kingdom)(NON)			173,735	339,116

Tile Shop Holdings, Inc.(NON)			12,346	357,540

TiVo, Inc.(NON)			11,149	123,196

TJX Cos., Inc. (The)			96,400	4,825,784

Tom Tailor Holding AG (Germany)(NON)			6,720	143,233

Total Systems Services, Inc.			79,400	1,943,712

Town Sports International Holdings, Inc.			22,024	237,198

Toyota Motor Corp. (Japan)			24,800	1,497,456

Trump Entertainment Resorts, Inc.(NON)			163	326

TUI Travel PLC (United Kingdom)			62,330	336,629

URS Corp.			15,714	742,015

Vail Resorts, Inc.			2,714	166,965

Valeo SA (France)			3,583	224,157

ValueClick, Inc.(NON)			14,572	359,637

VOXX International Corp.(NON)			34,655	425,217

Wal-Mart Stores, Inc.			14,834	1,104,985

WPP PLC (United Kingdom)			42,539	726,761

Wyndham Worldwide Corp.			26,447	1,513,562

Wynn Resorts, Ltd.			13,946	1,785,088

				111,153,907
Consumer staples (5.7%)

AFC Enterprises(NON)			17,028	611,986

Ajinomoto Co., Inc. (Japan)			48,000	704,716

Angie's List, Inc.(NON)			5,563	147,698

Anheuser-Busch InBev NV (Belgium)			12,836	1,138,748

Associated British Foods PLC (United Kingdom)			38,136	1,009,529

Avis Budget Group, Inc.(NON)			19,838	570,343

Barrett Business Services, Inc.			5,207	271,857

Beacon Roofing Supply, Inc.(NON)			11,622	440,241

Blue Nile, Inc.(NON)			4,774	180,362

Bright Horizons Family Solutions, Inc.(NON)			8,892	308,641

Brinker International, Inc.			15,284	602,648

British American Tobacco (BAT) PLC (United Kingdom)			25,980	1,334,161

Bunge, Ltd.			602	42,604

C&C Group PLC (Ireland)			23,653	127,384

Calbee, Inc. (Japan)			7,800	740,085

Carrefour SA (France)			22,538	615,748

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			72,000	4,642

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			3,825	173,885

Coca-Cola Co. (The)			35,404	1,420,054

Cola-Cola Amatil, Ltd. (Australia)			11,372	131,687

Colgate-Palmolive Co.			47,400	2,715,546

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)			19,204	717,269

Constellation Brands, Inc. Class A(NON)			22,900	1,193,548

Core-Mark Holding Co., Inc.			5,487	348,425

Costco Wholesale Corp.			26,400	2,919,048

CVS Caremark Corp.			107,538	6,149,023

DeNA Co., Ltd. (Japan)			11,000	214,598

Diageo PLC (United Kingdom)			21,576	618,869

Distribuidora Internacional de Alimentacion SA (Spain)			61,500	463,018

Fiesta Restaurant Group, Inc.(NON)			5,209	179,138

Fomento Economico Mexicano SAB de CV ADR (Mexico)			8,426	869,479

General Mills, Inc.			63,800	3,096,214

Geo Group, Inc. (The)			14,779	501,747

Grand Canyon Education, Inc.(NON)			9,167	295,452

Hain Celestial Group, Inc. (The)(NON)			2,525	164,049

Heineken Holding NV (Netherlands)			13,977	782,931

Henkel AG & Co. KGaA (Preference) (Germany)			3,288	308,534

Ingredion, Inc.			1,062	69,688

ITOCHU Corp. (Japan)			10,700	123,545

ITT Educational Services, Inc.(NON)(S)			37,484	914,610

Japan Tobacco, Inc. (Japan)			55,200	1,950,959

JM Smucker Co. (The)			14,000	1,444,100

Kao Corp. (Japan)			12,800	435,602

Kerry Group PLC Class A (Ireland)			9,137	504,434

Koninklijke Ahold NV (Netherlands)			35,962	534,260

Kraft Foods Group, Inc.			57,900	3,234,873

L'Oreal SA (France)			7,380	1,206,644

Lawson, Inc. (Japan)			1,700	129,760

Liberty Interactive Corp. Class A(NON)			93,800	2,158,338

Lorillard, Inc.			84,388	3,686,068

Magnit OJSC (Russia)			3,193	730,855

Minor International PCL (Thailand)			472,400	377,737

Molson Coors Brewing Co. Class B			18,934	906,181

MWI Veterinary Supply, Inc.(NON)			2,689	331,392

Nestle SA (Switzerland)			39,646	2,593,103

On Assignment, Inc.(NON)			12,088	322,991

OpenTable, Inc.(NON)			2,647	169,276

Papa John's International, Inc.(NON)			4,853	317,241

Pernod-Ricard SA (France)			2,235	247,723

Philip Morris International, Inc.			120,239	10,415,102

Pinnacle Foods, Inc.(NON)			10,801	260,844

Prestige Brands Holdings, Inc.(NON)			13,476	392,691

Procter & Gamble Co. (The)			169,468	13,047,341

Reckitt Benckiser Group PLC (United Kingdom)			18,722	1,327,201

Robert Half International, Inc.			27,935	928,280

SABMiller PLC (United Kingdom)			20,685	995,336

Shoprite Holdings, Ltd. (South Africa)			36,604	685,526

Spartan Stores, Inc.			10,414	192,034

Suedzucker AG (Germany)			16,715	517,390

Tesco PLC (United Kingdom)			52,817	265,417

TrueBlue, Inc.(NON)			43,112	907,508

Unilever PLC (United Kingdom)			20,025	813,243

United Natural Foods, Inc.(NON)			3,350	180,867

USANA Health Sciences, Inc.(NON)			2,566	185,727

Walgreen Co.			81,832	3,616,974

WM Morrison Supermarkets PLC (United Kingdom)			16,466	65,412

Wolseley PLC (United Kingdom)			5,487	253,952

Woolworths, Ltd. (Australia)			28,060	838,748

				90,392,880
Energy (4.9%)

Alpha Natural Resources, Inc.(NON)			45,100	236,324

BG Group PLC (United Kingdom)			20,424	348,576

BP PLC (United Kingdom)			261,129	1,811,497

Cabot Oil & Gas Corp.			28,900	2,052,478

Cairn India, Ltd. (India)			83,168	403,441

Caltex Australia, Ltd. (Australia)			40,873	671,378

Canadian Natural Resources, Ltd. (Canada)			9,200	259,371

Chevron Corp.			33,037	3,909,599

China Petroleum & Chemical Corp. (China)			360,000	250,621

CNOOC, Ltd. (China)			578,000	970,941

Coal India, Ltd. (India)			19,591	99,330

ConocoPhillips			122,223	7,394,492

CVR Energy, Inc. (Escrow)(F)			15,953	—

Deepocean Group (Shell) (acquired 6/9/11, cost $122,420) (Norway)(RES)			8,417	126,255

Delek US Holdings, Inc.			8,874	255,394

Dragon Oil PLC (Turkmenistan)			39,479	343,556

ENI SpA (Italy)			56,853	1,168,023

EPL Oil & Gas, Inc.(NON)			17,620	517,323

Exxon Mobil Corp.			120,135	10,854,197

Ezion Holdings, Ltd. (Singapore)			463,000	769,087

FutureFuel Corp.			34,624	490,622

Gulfport Energy Corp.(NON)			4,136	194,682

Halliburton Co.			6,900	287,868

Helix Energy Solutions Group, Inc.(NON)			33,752	777,646

Helmerich & Payne, Inc.			15,685	979,528

HollyFrontier Corp.			29,199	1,249,133

HRT Participacoes em Petroleo SA (Brazil)(NON)			15,459	17,944

Key Energy Services, Inc.(NON)			48,943	291,211

Kodiak Oil & Gas Corp.(NON)			26,152	232,491

Lukoil OAO ADR (Russia)			15,391	878,038

Marathon Petroleum Corp.			41,356	2,938,757

Occidental Petroleum Corp.			81,053	7,232,359

Oceaneering International, Inc.			17,164	1,239,241

Oil States International, Inc.(NON)			9,700	898,608

ONEOK, Inc.			33,400	1,379,754

Pacific Rubiales Energy Corp. (Colombia)			24,653	432,957

Peabody Energy Corp.			41,295	604,559

Petroleo Brasileiro SA ADR (Preference) (Brazil)			25,838	378,785

Phillips 66			68,862	4,056,660

Repsol SA (Rights) (Spain)(NON)			24,334	13,557

Repsol YPF SA (Spain)			24,334	512,989

Rosetta Resources, Inc.(NON)			4,883	207,625

Royal Dutch Shell PLC Class A (United Kingdom)			44,756	1,428,217

Royal Dutch Shell PLC Class A (United Kingdom)			29,279	935,464

Royal Dutch Shell PLC Class B (United Kingdom)			35,016	1,158,006

Schlumberger, Ltd.			116,837	8,372,539

Statoil ASA (Norway)			34,008	701,091

Stone Energy Corp.(NON)			11,910	262,377

Suncor Energy, Inc. (Canada)			13,000	383,189

Surgutneftegas OAO (Preference) (Russia)(NON)			708,827	443,867

Swift Energy Co.(NON)			15,017	180,054

Tesoro Corp.			27,171	1,421,587

Total SA (France)			20,620	1,005,522

Unit Corp.(NON)			5,684	242,025

Vaalco Energy, Inc.(NON)			62,749	358,924

Valero Energy Corp.			69,022	2,399,895

W&T Offshore, Inc.			10,966	156,704

Western Refining, Inc.			14,272	400,615

				77,586,973
Financials (10.7%)

3i Group PLC (United Kingdom)			112,322	574,173

Access National Corp.			10,131	131,500

ACE, Ltd.			3,396	303,874

Admiral Group PLC (United Kingdom)			2,858	57,818

AG Mortgage Investment Trust, Inc.(R)			5,934	111,619

Ageas (Belgium)			21,446	749,516

Agree Realty Corp.(R)			10,033	296,174

AIA Group, Ltd. (Hong Kong)			302,000	1,269,175

Aliansce Shopping Centers SA (Brazil)			28,955	247,072

Alleghany Corp.(NON)			4,500	1,724,895

Allianz SE (Germany)			11,507	1,680,486

Allied World Assurance Co. Holdings AG			17,726	1,622,106

American Capital Agency Corp.(R)			40,600	933,394

American Equity Investment Life Holding Co.			23,561	369,908

American Financial Group, Inc.			25,472	1,245,836

American International Group, Inc.(NON)			127,600	5,703,720

Amtrust Financial Services, Inc.			6,242	222,839

Aon PLC			67,342	4,333,458

Arlington Asset Investment Corp. Class A			6,828	182,581

ARMOUR Residential REIT, Inc.(R)			31,828	149,910

Ashford Hospitality Trust, Inc.(R)			37,512	429,512

Ashmore Group PLC (United Kingdom)			38,294	199,346

Assicurazioni Generali SpA (Italy)			34,138	595,732

Associated Banc-Corp.			51,800	805,490

Australia & New Zealand Banking Group, Ltd. (Australia)			40,211	1,043,705

AvalonBay Communities, Inc.(R)			10,805	1,457,703

AXA SA (France)			54,553	1,071,879

Axis Capital Holdings, Ltd.			31,300	1,432,914

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			73,739	614,040

Banco Latinoamericano de Exportaciones SA Class E (Panama)			22,547	504,827

Banco Santander Central Hispano SA (Spain)			107,130	678,230

Bangkok Bank PCL NVDR (Thailand)			132,200	865,607

Bank Mandiri (Persero) Tbk PT (Indonesia)			666,500	600,680

Bank of Kentucky Financial Corp.			6,017	171,123

Bank of Yokohama, Ltd. (The) (Japan)			129,000	666,015

Barclays PLC (United Kingdom)			525,654	2,253,346

Berkshire Hathaway, Inc. Class B(NON)			18,868	2,111,707

BM&F Bovespa SA (Brazil)			33,121	181,833

BofI Holding, Inc.(NON)			15,001	687,346

BR Properties SA (Brazil)			34,319	291,458

British Land Company PLC (United Kingdom)(R)			31,366	269,879

Cardinal Financial Corp.			19,506	285,568

CBL & Associates Properties, Inc.(R)			38,285	820,065

Chimera Investment Corp.(R)			148,631	445,893

China Construction Bank Corp. (China)			1,358,000	953,890

China Overseas Grand Oceans Group, Ltd. (China)(S)			274,000	347,703

China Overseas Land & Investment, Ltd. (China)			121,000	314,043

China Pacific Insurance (Group) Co., Ltd. (China)(NON)			30,000	94,985

CIMB Group Holdings Berhad (Malaysia)			202,300	523,998

CIT Group, Inc.(NON)			46,898	2,186,854

Citizens & Northern Corp.			12,608	243,587

City National Corp.			14,592	924,695

CNO Financial Group, Inc.			25,245	327,175

Commonwealth Bank of Australia (Australia)			29,991	1,885,125

CoreLogic, Inc.(NON)			59,100	1,369,347

Credicorp, Ltd. (Peru)			3,977	508,897

Credit Acceptance Corp.(NON)			3,444	361,792

Credit Agricole SA (France)(NON)			73,670	633,178

Credit Saison Co., Ltd. (Japan)			17,800	446,773

Credit Suisse Group (Switzerland)			16,771	444,644

CYS Investments, Inc.(R)			19,283	177,596

DBS Group Holdings, Ltd. (Singapore)			46,000	559,963

Deutsche Bank AG (Germany)			26,579	1,111,889

Dexus Property Group (Australia)(R)			771,151	749,732

DFC Global Corp.(NON)			37,924	523,730

Direcional Engenharia SA (Brazil)			57,479	342,605

Discover Financial Services			73,000	3,477,720

Dynex Capital, Inc.(R)			27,859	283,883

Eagle Bancorp, Inc.			10,434	233,513

East West Bancorp, Inc.			15,996	439,890

Eaton Vance Corp.			32,252	1,212,353

Encore Capital Group, Inc.(NON)			11,137	368,746

EPR Properties(R)			3,970	199,572

Erste Group Bank AG (Czech Republic)			10,784	287,129

Federal Realty Investment Trust(R)			8,400	870,912

Fidelity National Financial, Inc. Class A			58,982	1,404,361

Fifth Third Bancorp			193,800	3,498,090

Financial Institutions, Inc.			13,027	239,827

First Community Bancshares Inc.			12,298	192,833

First Industrial Realty Trust(R)			12,035	182,571

FirstMerit Corp.			15,324	306,940

Flushing Financial Corp.			12,907	212,320

Genworth Financial, Inc. Class A(NON)			260,158	2,968,403

Glimcher Realty Trust(R)			23,383	255,342

Goldman Sachs Group, Inc. (The)			52,621	7,958,926

Greenhill & Co., Inc.			5,184	237,116

Grupo Financiero Banorte SAB de CV (Mexico)			162,931	973,252

Hammerson PLC (United Kingdom)(R)			50,202	373,377

Hang Seng Bank, Ltd. (Hong Kong)			44,600	656,795

Hanmi Financial Corp.(NON)			25,826	456,345

Hatteras Financial Corp.(R)			15,300	376,992

Health Care REIT, Inc.(R)			28,400	1,903,652

Heartland Financial USA, Inc.			8,734	240,098

Heritage Financial Group, Inc.			11,510	169,773

HFF, Inc. Class A			34,286	609,262

Hongkong Land Holdings, Ltd. (Hong Kong)			22,000	150,694

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)			34,801	507,309

HSBC Holdings, PLC (United Kingdom)			240,526	2,492,591

ICICI Bank, Ltd. (India)			17,385	313,008

Industrial and Commercial Bank of China, Ltd. (China)			1,345,000	840,621

ING Groep NV (Netherlands)(NON)			85,138	777,965

Insurance Australia Group, Ltd. (Australia)			173,697	858,049

Intact Financial Corp. (Canada)			2,700	152,111

Invesco Mortgage Capital, Inc.(R)			9,751	161,477

Investor AB Class B (Sweden)			21,131	565,417

Investors Real Estate Trust(R)			27,134	233,352

iStar Financial, Inc.(NON)(R)			23,055	260,291

Itau Unibanco Holding SA ADR (Preference) (Brazil)			49,653	641,517

Jammu & Kashmir Bank, Ltd. (India)			21,534	444,593

Jones Lang LaSalle, Inc.			1,839	167,606

Joyo Bank, Ltd. (The) (Japan)			113,000	618,717

JPMorgan Chase & Co.			261,877	13,824,487

KKR & Co. LP			15,400	302,764

Lexington Realty Trust(R)			53,769	628,022

Lloyds Banking Group PLC (United Kingdom)(NON)			130,458	125,769

LSR Group OJSC GDR (Russia)			53,868	225,427

LTC Properties, Inc.(R)			14,195	554,315

Mahindra & Mahindra Financial Services, Ltd. (India)			68,515	298,674

Maiden Holdings, Ltd. (Bermuda)			21,593	242,273

MainSource Financial Group, Inc.			19,392	260,435

MFA Financial, Inc.(R)			31,998	270,383

Mitsubishi Estate Co., Ltd. (Japan)			16,000	426,126

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			165,400	1,026,385

MS&AD Insurance Group Holdings (Japan)			3,200	81,384

Muenchener Rueckversicherungs AG (Germany)			3,933	722,200

Nasdaq OMX Group, Inc. (The)			39,362	1,290,680

National Health Investors, Inc.(R)			7,930	474,690

Nelnet, Inc. Class A			11,717	422,867

Northern Trust Corp.			37,681	2,181,730

Ocwen Financial Corp.(NON)			6,947	286,355

OFG Bancorp (Puerto Rico)			11,458	207,504

One Liberty Properties, Inc.(R)			13,137	288,489

ORIX Corp. (Japan)			46,200	631,335

Pacific Premier Bancorp, Inc.(NON)			12,208	149,182

PartnerRe, Ltd.			17,531	1,587,607

Peoples Bancorp, Inc.			12,029	253,571

Persimmon PLC (United Kingdom)			15,408	277,965

PHH Corp.(NON)			10,496	213,908

Philippine National Bank (Philippines)(NON)			59,200	118,273

PNC Financial Services Group, Inc.			67,899	4,951,195

Popular, Inc. (Puerto Rico)(NON)			43,403	1,316,413

Portfolio Recovery Associates, Inc.(NON)			4,336	666,140

Porto Seguro SA (Brazil)			17,257	186,851

Protective Life Corp.			36,176	1,389,520

Prudential PLC (United Kingdom)			106,559	1,751,792

PS Business Parks, Inc.(R)			3,870	279,298

Public Storage(R)			14,895	2,283,850

Regus PLC (United Kingdom)			141,845	338,113

Republic Bancorp, Inc. Class A			7,821	171,436

Resona Holdings, Inc. (Japan)			220,700	1,074,928

Samsung Card Co., Ltd. (South Korea)			15,940	541,066

Sberbank of Russia ADR (Russia)			118,993	1,356,728

SCOR SE (France)			5,863	179,042

Security National Financial Corp. Class A			7,207	42,665

Sekisui House, Ltd. (Japan)			6,000	86,764

Select Income REIT(R)			20,435	572,997

Shopping Centres Australasia Property Group (Australia)(NON)(R)			101,770	147,413

Siam Commercial Bank PCL (Thailand)			69,100	383,208

Simon Property Group, Inc.(R)			27,924	4,409,758

Skandinaviska Enskilda Banken AB (Sweden)			61,181	582,075

Societe Generale SA (France)			6,974	237,469

SpareBank 1 SR-Bank ASA (Norway)(NON)			20,328	158,963

St. Joe Co. (The)(NON)			32,412	682,273

Standard Chartered PLC (United Kingdom)			21,891	472,623

Standard Life PLC (United Kingdom)			114,868	600,560

Starwood Property Trust, Inc.(R)			7,561	187,135

State Street Corp.			66,200	4,316,902

Stewart Information Services Corp.			18,145	475,218

Sumitomo Mitsui Financial Group, Inc. (Japan)			26,100	1,197,562

Summit Hotel Properties, Inc.(R)			34,318	324,305

Sun Communities, Inc.(R)			5,633	280,298

Surya Semesta Internusa Tbk PT (Indonesia)			2,376,000	308,713

Swedbank AB Class A (Sweden)			29,575	674,984

Symetra Financial Corp.			21,659	346,327

Synovus Financial Corp.			260,800	761,536

Tanger Factory Outlet Centers(R)			13,900	465,094

Tokio Marine Holdings, Inc. (Japan)			9,900	313,972

Tokyu Land Corp. (Japan)			110,000	1,009,459

Toronto-Dominion Bank (Canada)			18,283	1,469,405

Turkiye Halk Bankasi AS (Turkey)			46,346	391,753

UBS AG (Switzerland)			66,371	1,127,531

UniCredit SpA (Italy)			73,655	344,424

Universal Health Realty Income Trust(R)			3,323	143,321

Validus Holdings, Ltd.			30,560	1,103,827

Virtus Investment Partners, Inc.(NON)			841	148,243

Vornado Realty Trust(R)			20,800	1,723,280

WageWorks, Inc.(NON)			8,217	283,076

Walker & Dunlop, Inc.(NON)			14,150	247,625

Walter Investment Management Corp.(NON)			7,661	259,018

Washington Banking Co.			15,064	213,909

Wells Fargo & Co.			55,882	2,306,250

Westfield Group (Australia)			51,776	540,099

Westfield Retail Trust (Australia)(R)			24,846	70,131

Westpac Banking Corp. (Australia)			26,882	703,754

Wheelock and Co., Ltd. (Hong Kong)			177,000	880,704

World Acceptance Corp.(NON)			2,720	236,477

				170,291,736
Health care (6.9%)

AbbVie, Inc.			98,700	4,080,258

ACADIA Pharmaceuticals, Inc.(NON)			26,277	476,928

Accuray, Inc.(NON)			25,822	148,218

Aegerion Pharmaceuticals, Inc.(NON)			1,634	103,498

Alere, Inc.(NON)			24,162	591,969

Align Technology, Inc.(NON)			5,602	207,498

Amedisys, Inc.(NON)			11,481	133,409

AmerisourceBergen Corp.			55,885	3,120,060

Amgen, Inc.			64,005	6,314,733

AmSurg Corp.(NON)			8,698	305,300

Array BioPharma, Inc.(NON)			26,648	120,982

Astellas Pharma, Inc. (Japan)			15,600	849,532

AstraZeneca PLC (United Kingdom)			27,475	1,299,676

athenahealth, Inc.(NON)			1,219	103,274

Auxilium Pharmaceuticals, Inc.(NON)			11,378	189,216

Bayer AG (Germany)			17,297	1,843,976

Bio-Reference Labs, Inc.(NON)			3,038	87,343

Bristol-Myers Squibb Co.			145,400	6,497,926

Celgene Corp.(NON)			41,368	4,836,333

Centene Corp.(NON)			2,524	132,409

Chemed Corp.			7,649	554,017

CIGNA Corp.			60,000	4,349,400

Coloplast A/S Class B (Denmark)			16,721	935,881

Community Health Systems, Inc.			6,396	299,844

Computer Programs & Systems, Inc.			2,150	105,651

Conmed Corp.			17,533	547,731

Covidien PLC			4,921	309,236

CSL, Ltd. (Australia)			12,954	729,540

Cubist Pharmaceuticals, Inc.(NON)			10,659	514,830

Cyberonics, Inc.(NON)			2,641	137,226

DexCom, Inc.(NON)			3,788	85,041

Eli Lilly & Co.			89,047	4,373,989

Endo Health Solutions, Inc.(NON)			10,120	372,315

Exact Sciences Corp.(NON)			2,203	30,644

Gentium SpA ADR (Italy)(NON)			8,963	69,463

GlaxoSmithKline PLC (United Kingdom)			71,501	1,788,728

Glenmark Pharmaceuticals, Ltd. (India)(NON)			26,154	241,234

Globus Medical, Inc. Class A(NON)			11,405	192,288

Greatbatch, Inc.(NON)			21,507	705,215

Grifols SA ADR (Spain)			8,005	227,982

Haemonetics Corp.(NON)			6,195	256,163

HCA Holdings, Inc.			42,326	1,526,276

Health Net, Inc.(NON)			7,684	244,505

HealthSouth Corp.(NON)			18,117	521,770

Hi-Tech Pharmacal Co., Inc.			3,840	127,488

Hill-Rom Holdings, Inc.			12,519	421,640

Insulet Corp.(NON)			6,711	210,793

Insys Therapeutics, Inc.(NON)			24,275	335,966

Isis Pharmaceuticals, Inc.(NON)			3,760	101,031

Jazz Pharmaceuticals PLC(NON)			15,531	1,067,446

Johnson & Johnson			42,082	3,613,161

Lexicon Pharmaceuticals, Inc.(NON)			35,601	77,254

Magellan Health Services, Inc.(NON)			3,068	172,053

McKesson Corp.			45,051	5,158,340

MedAssets, Inc.(NON)			23,068	409,226

Medicines Co. (The)(NON)			10,139	311,876

Merck & Co., Inc.			20,771	964,813

Merck KGaA (Germany)			1,410	214,446

NewLink Genetics Corp.(NON)			5,588	110,195

Novartis AG (Switzerland)			16,435	1,164,739

Novo Nordisk A/S Class B (Denmark)			8,788	1,368,182

NxStage Medical, Inc.(NON)			12,289	175,487

Omega Healthcare Investors, Inc.(R)			13,842	429,379

Orion OYJ Class B (Finland)			22,091	516,703

Otsuka Holdings Company, Ltd. (Japan)			32,300	1,066,622

PDL BioPharma, Inc.			30,746	237,359

Pfizer, Inc.(S)			466,281	13,060,531

Pharmacyclics, Inc.(NON)			1,375	109,271

Providence Service Corp. (The)(NON)			29,123	847,188

Questcor Pharmaceuticals, Inc.			9,111	414,186

Receptos, Inc.(NON)			3,197	63,588

Roche Holding AG-Genusschein (Switzerland)			10,251	2,540,038

RTI Biologics, Inc.(NON)			38,666	145,384

Salix Pharmaceuticals, Ltd.(NON)			15,057	996,021

Sanofi (France)			26,733	2,755,024

Santarus, Inc.(NON)			8,322	175,178

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China)(NON)			105,000	169,984

Shire PLC (United Kingdom)			5,984	189,830

Sinopharm Group Co. (China)			124,800	312,797

Spectrum Pharmaceuticals, Inc.			16,680	124,433

St. Jude Medical, Inc.			69,800	3,184,974

STAAR Surgical Co.(NON)			32,617	331,063

Steris Corp.			5,734	245,874

Suzuken Co., Ltd. (Japan)			10,200	343,515

TearLab Corp.(NON)			7,705	81,827

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			4,246	166,443

Trinity Biotech PLC ADR (Ireland)(NON)			10,059	169,494

Triple-S Management Corp. Class B (Puerto Rico)(NON)			6,611	141,938

United Therapeutics Corp.(NON)			12,551	826,107

Ventas, Inc.(R)			30,800	2,139,368

ViroPharma, Inc.(NON)			30,859	884,110

Warner Chilcott PLC Class A			107,021	2,127,577

WellCare Health Plans, Inc.(NON)			11,903	661,212

WellPoint, Inc.			65,200	5,335,968

Zimmer Holdings, Inc.			38,400	2,877,696

				110,236,325
Technology (8.7%)

Acacia Research Corp.			5,526	123,506

Accenture PLC Class A			90,800	6,533,968

Actuate Corp.(NON)			64,746	429,913

Acxiom Corp.(NON)			22,355	507,011

Amadeus IT Holding SA Class A (Spain)			6,923	221,151

Anixter International, Inc.(NON)			3,694	280,042

AOL, Inc.(NON)			51,966	1,895,720

Apple, Inc.			69,724	27,616,282

ASML Holding NV (Netherlands)			9,352	733,701

ASML Holding NV ADR (Netherlands)			2,199	173,941

Aspen Technology, Inc.(NON)			10,769	310,040

Asustek Computer, Inc. (Taiwan)			72,000	615,982

Avnet, Inc.(NON)			27,000	907,200

BMC Software, Inc.(NON)			52,028	2,348,544

Broadcom Corp. Class A			57,374	1,936,946

Brocade Communications Systems, Inc.(NON)			195,445	1,125,763

CACI International, Inc. Class A(NON)			1,766	112,123

Cap Gemini SA (France)			12,577	611,451

Casetek Holdings, Ltd. (Taiwan)(NON)			117,000	601,053

Cavium, Inc.(NON)			3,279	115,978

Changyou.com, Ltd. ADR (China)			12,092	368,080

Cisco Systems, Inc.			370,643	9,010,331

Commvault Systems, Inc.(NON)			5,009	380,133

Cornerstone OnDemand, Inc.(NON)			5,153	223,073

CSG Systems International, Inc.(NON)			4,782	103,769

Cypress Semiconductor Corp.(NON)			54,100	580,493

Ebix, Inc.			8,505	78,756

EMC Corp.(NON)			166,100	3,923,282

EnerSys			13,783	675,918

Entegris, Inc.(NON)			30,144	283,052

Fairchild Semiconductor International, Inc.(NON)			11,852	163,558

FANUC Corp. (Japan)			4,600	667,033

FEI Co.			5,556	405,532

First Solar, Inc.(NON)			3,168	141,705

Gemalto NV (Netherlands)(S)			6,475	586,264

GenMark Diagnostics, Inc.(NON)			20,495	211,918

Google, Inc. Class A(NON)			8,981	7,906,603

HCL Technologies, Ltd. (India)			40,557	529,522

Hollysys Automation Technologies, Ltd. (China)(NON)			23,963	297,381

Hon Hai Precision Industry Co., Ltd. (Taiwan)			375,492	923,043

IBM Corp.			18,402	3,516,806

Infoblox, Inc.(NON)			7,681	224,746

Integrated Silicon Solutions, Inc.(NON)			37,872	415,077

IntraLinks Holdings, Inc.(NON)			32,615	236,785

Ixia(NON)			7,933	145,967

Konica Minolta Holdings, Inc. (Japan)			74,500	562,694

L-3 Communications Holdings, Inc.			17,409	1,492,648

Lam Research Corp.(NON)			28,457	1,261,783

Lexmark International, Inc. Class A			30,445	930,704

Magnachip Semiconductor Corp. (South Korea)(NON)			17,744	324,183

Manhattan Associates, Inc.(NON)			5,519	425,846

Mantech International Corp. Class A			14,479	378,191

Marvell Technology Group, Ltd.			95,100	1,113,621

Mentor Graphics Corp.			29,969	585,894

Microsemi Corp.(NON)			7,567	172,149

Microsoft Corp.			346,709	11,971,862

MTS Systems Corp.			5,678	321,375

NEC Corp. (Japan)			491,000	1,074,407

Netscout Systems, Inc.(NON)			10,193	237,905

NIC, Inc.			8,365	138,273

NTT Data Corp. (Japan)			122	433,048

NVIDIA Corp.			91,205	1,279,606

NXP Semiconductor NV(NON)			2,300	71,254

Olympus Corp. (Japan)(NON)			8,200	249,314

Omnivision Technologies, Inc.(NON)			22,402	417,797

Oracle Corp.			321,468	9,875,497

Oracle Corp. Japan (Japan)			13,300	552,827

Perficient, Inc.(NON)			15,988	213,280

Photronics, Inc.(NON)			30,650	247,039

Plantronics, Inc.			5,113	224,563

Polycom, Inc.(NON)			16,074	169,420

Procera Networks, Inc.(NON)			13,274	182,252

PTC, Inc.(NON)			9,766	239,560

QLIK Technologies, Inc.(NON)			5,247	148,333

Quantum Corp.(NON)			152,064	208,328

Radiant Opto-Electronics Corp. (Taiwan)			58,000	188,904

RF Micro Devices, Inc.(NON)			101,730	544,256

Riverbed Technology, Inc.(NON)			39,700	617,732

Rockwell Automation, Inc.			22,900	1,903,906

Rovi Corp.(NON)			22,664	517,646

Rudolph Technologies, Inc.(NON)			23,975	268,520

Safeguard Scientifics, Inc.(NON)			13,698	219,853

Samsung Electronics Co., Ltd. (South Korea)			2,661	3,123,163

SanDisk Corp.(NON)			3,315	202,547

SAP AG (Germany)			8,877	650,026

Sartorius AG (Preference) (Germany)			1,842	198,094

SciQuest, Inc.(NON)			5,306	132,915

Semtech Corp.(NON)			7,816	273,794

Silicon Graphics International Corp.(NON)			8,543	114,305

Silicon Image, Inc.(NON)			49,841	291,570

SK Hynix, Inc. (South Korea)(NON)			43,270	1,179,692

Softbank Corp. (Japan)			18,000	1,050,992

Sourcefire, Inc.(NON)			3,875	215,256

Sparton Corp.(NON)			11,149	192,209

SS&C Technologies Holdings, Inc.(NON)			9,761	321,137

Symantec Corp.			161,668	3,632,680

Synaptics, Inc.(NON)			9,043	348,698

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			244,350	884,302

Tencent Holdings, Ltd. (China)			19,400	763,515

Teradyne, Inc.(NON)			59,474	1,044,958

TIBCO Software, Inc.(NON)			8,224	175,994

Toshiba Corp. (Japan)			31,000	149,117

Tripod Technology Corp. (Taiwan)			113,180	242,986

Tyler Technologies, Inc.(NON)			5,315	364,343

Ultimate Software Group, Inc.(NON)			4,521	530,268

Ultra Clean Holdings, Inc.(NON)			27,621	167,107

Ultratech, Inc.(NON)			5,200	190,944

Unisys Corp.(NON)			12,583	277,707

Verint Systems, Inc.(NON)			6,613	234,563

Western Digital Corp.			30,748	1,909,143

XO Group, Inc.(NON)			20,870	233,744

Yandex NV Class A (Russia)(NON)			22,331	617,006

Yokogawa Electric Corp. (Japan)			17,100	204,677

				138,881,064
Transportation (0.9%)

Aegean Marine Petroleum Network, Inc. (Greece)			47,609	440,859

Aeroflot - Russian Airlines OJSC (Russia)(NON)			182,622	314,285

AirAsia Bhd (Malaysia)			260,300	262,789

Bangkok Expressway PCL (Thailand)			291,900	336,464

Beijing Capital International Airport Co., Ltd. (China)			246,000	160,067

CCR SA (Brazil)			29,700	236,391

Central Japan Railway Co. (Japan)			10,700	1,312,139

ComfortDelgro Corp., Ltd. (Singapore)			341,000	490,684

Con-way, Inc.			17,475	680,826

Copa Holdings SA Class A (Panama)			2,180	285,842

Delta Air Lines, Inc.(NON)			146,677	2,744,327

Deutsche Post AG (Germany)			24,878	618,239

Hitachi Transport System, Ltd. (Japan)			14,100	232,418

International Consolidated Airlines Group SA (Spain)(NON)			147,664	589,991

Japan Airlines Co., Ltd. (Japan)			6,900	354,833

Jaypee Infratech, Ltd. (India)(NON)			220,811	78,290

Quality Distribution, Inc.(NON)			29,374	259,666

SkyWest, Inc.			16,993	230,085

Southwest Airlines Co.			135,500	1,746,595

Swift Transportation Co.(NON)			38,596	638,378

TAL International Group, Inc.(NON)			12,013	523,406

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)			184,957	717,650

Universal Truckload Services, Inc.(NON)			1,454	35,056

Wabtec Corp.			18,642	996,042

				14,285,322
Utilities and power (1.2%)

AES Corp.			110,070	1,319,739

American Electric Power Co., Inc.			65,100	2,915,178

Centrica PLC (United Kingdom)			85,373	468,538

Chubu Electric Power Co., Inc. (Japan)			15,100	214,078

Cia Energetica de Minas Gerais ADR (Brazil)			6,884	61,749

CMS Energy Corp.			23,473	637,761

Electric Power Development Co., Ltd. (Japan)			3,800	118,588

Enel SpA (Italy)			171,299	536,983

Energias de Portugal (EDP) SA (Portugal)			51,912	167,330

Entergy Corp.			27,324	1,903,936

GDF Suez (France)			30,843	601,386

Kansai Electric Power, Inc. (Japan)(NON)			98,900	1,358,222

Kinder Morgan, Inc.			62,500	2,384,375

Origin Energy, Ltd. (Australia)			28,179	322,469

PG&E Corp.			46,390	2,121,415

Power Grid Corp. of India, Ltd. (India)			202,544	379,280

PPL Corp.			28,100	850,306

Red Electrica Corporacion SA (Spain)			16,088	882,402

Tenaga Nasional Bhd (Malaysia)			160,300	419,062

Tokyo Gas Co., Ltd. (Japan)			88,000	487,041

UGI Corp.			21,800	852,598

United Utilities Group PLC (United Kingdom)			57,300	595,167

Veolia Environnement SA (France)			19,142	216,852

				19,814,455

Total common stocks (cost $767,318,996)				$903,923,445

CORPORATE BONDS AND NOTES (11.6%)(a)
			Principal amount	Value

Basic materials (1.0%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)			$101,000	$95,527

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)			34,000	32,538

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)			20,000	18,964

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			85,000	90,126

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019			54,000	66,634

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	42,494

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			425,000	504,310

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			90,000	85,500

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			231,000	228,690

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			180,000	178,200

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			455,000	482,300

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			20,000	19,000

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			130,000	131,300

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	131,963

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			300,000	318,000

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			200,000	211,500

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			200,000	218,000

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			210,000	251,237

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018			245,000	288,051

Compass Minerals International, Inc. company guaranty sr. unsec. notes 8s, 2019			275,000	292,875

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	185,967

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019			135,000	172,243

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	275,942

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			25,000	24,000

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			50,000	47,319

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022			40,000	38,554

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017			170,000	170,297

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			125,000	124,375

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			75,000	72,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			355,000	367,425

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019			65,000	71,991

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			165,000	169,950

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			340,000	334,900

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			115,000	111,838

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			120,000	123,900

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			315,000	365,400

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			185,000	187,313

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			85,000	84,788

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			60,000	59,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			130,000	124,150

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			165,000	168,300

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			140,000	153,650

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			265,000	288,188

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			220,000	217,250

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			250,000	211,250

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			170,000	179,775

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	107,785	142,056

Inmet Mining Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			$50,000	48,125

International Paper Co. sr. unsec. notes 7.95s, 2018			725,000	887,705

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			325,000	364,813

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			250,000	272,500

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	177,461

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			895,000	1,005,717

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024			285,000	313,405

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			365,000	397,155

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	18,700

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	100,000	104,132

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$30,000	31,200

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			10,000	10,425

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			135,000	136,350

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			65,000	62,238

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			225,000	241,313

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			75,000	76,688

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			20,000	21,650

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			210,000	210,000

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			170,000	167,450

PQ Corp. 144A sr. notes 8 3/4s, 2018			170,000	173,825

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	9,950

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022			239,000	246,645

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	221,700

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029			275,000	357,962

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	194,850

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			175,000	177,625

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			155,000	163,719

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			135,000	130,950

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			55,000	59,950

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			20,000	21,300

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			40,000	42,200

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			50,000	52,875

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			25,000	24,625

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			285,000	317,419

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			240,000	226,200

USG Corp. sr. unsec. notes 9 3/4s, 2018			175,000	198,625

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			135,000	132,638

Weyerhaeuser Co. sr. unsec. unsub. debs. 7 1/8s, 2023(R)			135,000	160,492

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	426,167

				16,047,374
Capital goods (0.7%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			355,000	362,100

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			420,000	468,300

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	315,000	428,585

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			$200,000	192,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			75,000	81,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			175,000	175,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023			142,000	130,995

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			145,000	157,688

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			285,000	322,050

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			250,000	252,500

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	118,574

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			130,000	129,025

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	140,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			335,000	368,500

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			35,000	36,750

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			193,000	181,903

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	65,000	89,585

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			$235,000	223,974

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			812,000	832,300

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			265,000	276,925

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			225,000	137,250

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	128,339

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	90,688

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			215,000	216,613

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			175,000	187,250

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			805,000	1,023,819

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			85,000	85,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			140,000	130,900

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			420,000	415,800

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			270,000	281,475

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	66,636

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			200,000	208,500

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			100,000	109,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			130,000	130,975

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			200,000	214,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			105,000	108,413

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			195,000	195,528

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			110,000	117,700

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			200,000	214,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			55,000	56,100

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			325,000	329,875

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			290,000	312,475

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			285,000	299,963

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			55,000	56,238

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			180,000	179,100

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	128,193

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022			265,000	261,775

				10,653,859
Communication services (1.2%)

Adelphia Communications Corp. escrow bonds zero %, 2013			200,000	1,500

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	151,401

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	202,643

American Tower Corp. sr. unsec. notes 7s, 2017(R)			210,000	243,308

AT&T, Inc. sr. unsec. bonds 6.55s, 2039			205,000	235,393

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038			125,000	138,971

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045			334,000	290,590

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			525,000	595,875

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			80,000	87,200

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			150,000	161,250

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			185,000	193,325

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			65,000	61,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			150,000	163,500

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			165,000	172,013

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			85,000	79,688

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			235,000	249,100

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	50,500

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			40,000	41,100

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			25,000	25,031

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			95,000	99,038

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			360,000	382,500

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			333,000	419,156

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	42,355

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040			150,000	163,365

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			120,000	115,200

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			100,000	106,750

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			170,000	163,200

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			145,000	156,238

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			80,000	82,000

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			195,000	270,518

Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018 (Jamaica)			170,000	180,200

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			225,000	234,000

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			390,000	436,800

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			165,000	175,313

Equinix, Inc. sr. unsec. notes 7s, 2021			120,000	130,200

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	133,337

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			80,000	91,400

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			305,000	336,263

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			115,000	126,500

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	60,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			290,000	307,400

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			320,000	340,000

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	135,200

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			210,000	220,500

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			105,000	101,850

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			430,000	443,975

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			530,000	535,300

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	111,233

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			185,000	199,800

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			185,000	197,025

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			45,000	47,250

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			210,000	209,475

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			205,000	220,375

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	131,563

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	335,475

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			290,000	295,075

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			250,000	254,375

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			160,000	155,200

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)			55,000	46,475

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			230,000	177,675

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			65,000	69,550

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			185,000	175,288

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			230,000	254,150

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			160,000	156,000

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			678,000	758,122

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	95,042

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	309,796

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			13,000	14,073

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	70,175

SBA Tower Trust 144A notes 2.933s, 2017			610,000	613,313

SES 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			222,000	216,557

Sprint Capital Corp. company guaranty 6 7/8s, 2028			965,000	926,400

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			250,000	280,625

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			310,000	327,050

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			205,000	235,750

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			125,000	131,250

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			485,000	566,238

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	260,432

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			570,000	545,660

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			240,000	232,466

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	107,109

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			150,000	158,155

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			260,000	253,500

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			85,000	90,844

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			155,000	161,200

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			360,000	362,700

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			400,000	416,000

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			110,000	102,850

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			85,000	90,525

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			385,000	422,538

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			160,000	165,600

				20,082,650
Consumer cyclicals (1.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	38,763

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042			258,000	219,029

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022			362,000	332,876

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			115,000	57,500

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			315,000	237,825

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			125,000	96,250

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			270,000	305,775

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			299,000	298,253

American Media, Inc. 144A notes 13 1/2s, 2018			11,246	10,403

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			105,000	109,463

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			90,000	100,350

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			70,000	73,500

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			120,000	127,350

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			105,000	114,713

Beazer Homes USA, Inc. company guaranty sr. unsec. unsub. notes 9 1/8s, 2018			35,000	36,488

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			105,000	106,050

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			121,000	121,000

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			60,000	60,975

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			265,000	266,988

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			125,000	123,396

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			240,000	256,200

Building Materials Corp. 144A sr. notes 7s, 2020			95,000	101,175

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			95,000	100,938

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			205,000	226,525

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			75,000	76,875

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			350,000	364,438

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			855,000	816,525

Carmike Cinemas, Inc. company guaranty notes 7 3/8s, 2019			120,000	129,000

CBS Corp. company guaranty sr. unsec. debs. notes 7 7/8s, 2030			100,000	127,413

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	223,124

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			175,000	183,750

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			45,000	49,050

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			120,000	115,200

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			100,000	96,500

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			95,000	100,225

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			160,000	170,000

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			175,000	193,156

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			125,000	135,625

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			30,000	28,800

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			413,162	446,215

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			275,000	261,250

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			250,000	242,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			375,000	388,125

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			290,000	282,750

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			190,000	185,725

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			49,000	51,149

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			245,000	275,013

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	419,198

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			167,000	180,360

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			370,000	386,650

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			60,000	58,350

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	152,715

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	247,426

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			825,000	996,793

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			85,000	79,156

General Motors Financial Co., Inc. 144A sr. unsec. notes 3 1/4s, 2018			222,000	215,895

General Motors Financial Co., Inc. 144A sr. unsec. notes 2 3/4s, 2016			318,000	312,833

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			160,000	163,200

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	325,000	319,348

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			$190,000	202,588

Hayatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	46,723

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	189,429

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			48,000	48,710

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	96,460

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			41,000	42,475

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			300,000	306,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			195,000	215,963

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	124,150

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			160,000	167,200

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			205,000	215,763

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			355,000	404,700

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	97,613

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041			35,000	37,351

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			65,000	71,175

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			140,000	151,200

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			270,000	292,950

L Brands, Inc. sr. notes 5 5/8s, 2022			105,000	106,313

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			165,000	169,538

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			250,000	265,625

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			85,000	80,750

Liberty Interactive, LLC sr. unsec. unsub. notes 8 1/4s, 2030			195,000	208,650

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	412,300

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			275,000	321,328

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			104,000	118,436

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	213,744

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	153,032

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022			70,000	70,176

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019			695,000	704,547

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			285,000	17,100

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			275,000	296,313

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			175,000	171,500

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			215,000	234,888

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	101,650

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			150,000	155,250

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	163,850

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			135,000	146,138

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			50,000	51,500

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			117,000	121,974

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			666,616	696,614

Navistar International Corp. sr. notes 8 1/4s, 2021			342,000	336,015

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			275,000	280,500

Neiman-Marcus Group, Inc. (The) company guaranty sr. notes 7 1/8s, 2028			160,000	160,000

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			215,000	219,300

News America Holdings, Inc. debs. 7 3/4s, 2045			210,000	272,264

News America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			15,000	16,398

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			40,000	43,000

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			120,000	113,400

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			280,000	303,800

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			75,000	80,250

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			55,000	53,534

Owens Corning company guaranty sr. unsec. notes 9s, 2019			113,000	138,990

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			195,000	198,900

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			145,000	155,875

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			125,000	126,250

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			285,000	319,913

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			195,000	214,500

Realogy Corp. 144A company guaranty sr. notes 9s, 2020			55,000	61,325

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			80,000	84,400

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			55,000	59,538

Regal Entertainment Group company guaranty sr. unsec. notes 9 1/8s, 2018			149,000	163,900

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			95,000	91,200

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			145,000	135,938

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			180,000	194,400

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			295,000	335,563

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			165,000	167,063

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019			120,000	102,000

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			330,000	353,100

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			220,000	234,300

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			200,000	224,500

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			85,000	81,600

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			90,000	90,000

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			55,000	53,350

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			220,000	212,300

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			10,000	10,600

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			15,000	15,788

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			200,000	210,750

Stanley Black & Decker, Inc. company guaranty sr. unsec. unsub. notes 2.9s, 2022			255,000	239,986

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			45,000	43,538

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	50,525

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			85,000	80,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			245,000	263,988

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			15,000	15,825

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033			688,000	810,889

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021			180,000	192,225

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	31,337

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023			75,000	69,499

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022			175,000	173,073

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	46,500

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			190,075	194,352

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			100,000	113,250

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			60,000	59,850

TRW Automotive, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2014			330,000	339,900

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			275,000	292,188

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	682,335

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	78,566

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	29,784

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018			265,000	288,850

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016 (no set date to PIK expiration)(PIK)			185,000	190,088

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			484,000	511,225

				30,400,810
Consumer staples (0.8%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			51,000	67,800

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			7,000	9,271

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	234,832

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	363,155

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			80,000	90,900

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			65,000	70,688

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023			90,000	86,850

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			125,000	119,375

Bunge Ltd., Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	16,045

Bunge Ltd., Finance Corp. company guaranty unsec. unsub. notes 4.1s, 2016			122,000	129,379

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			180,000	200,700

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	165,534

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			70,000	78,750

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			240,000	252,000

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			60,000	58,650

Claire's Stores, Inc. 144A sr. notes 9s, 2019			280,000	308,000

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	56,250

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			350,000	397,688

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			110,000	117,975

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			60,000	58,800

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			50,000	48,875

Costco Wholesale Corp. sr. unsec. unsub. notes 1.7s, 2019			105,000	100,961

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			205,000	217,980

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			295,000	326,713

Dean Foods Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2018			35,000	39,550

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			290,000	315,375

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)			615,000	584,247

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			125,000	128,763

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			285,000	316,350

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			240,000	256,800

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	182,098

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			216,000	216,540

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			275,000	262,969

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			100,000	107,250

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			120,000	125,250

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			105,000	108,150

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	250,000	339,529

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014 (Brazil)			$310,000	327,050

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			85,000	89,038

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	55,413

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			487,000	449,095

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	214,097

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042			40,000	40,508

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017			74,000	85,400

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			130,000	134,550

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			205,000	214,738

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			301,000	315,298

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	70,506

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	205,615

Michael Foods, Inc. company guaranty sr. unsec. notes 9 3/4s, 2018			125,000	136,875

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			135,000	129,675

Mondelez International, Inc. sr. unsec. notes 6 1/2s, 2017			20,000	23,253

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	236,952

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			115,000	123,050

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			315,000	335,475

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			280,000	273,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			210,000	231,788

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			80,000	88,600

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	248,594

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			185,000	197,950

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			260,000	284,700

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			355,000	400,985

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			195,000	211,088

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			275,000	303,188

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			85,000	89,038

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			110,000	118,713

				12,194,274
Energy (1.6%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			100,000	101,500

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			335,000	310,713

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			80,000	81,000

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			80,000	63,800

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			165,000	132,413

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			410,000	511,145

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			130,000	146,076

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022			170,000	167,459

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	15,066

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			257,000	255,715

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			75,000	75,188

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			125,000	129,688

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			195,000	205,238

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	451,932

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			300,000	340,227

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			390,000	417,300

Cenovus Energy, Inc. sr. unsec. unsub. notes 4.45s, 2042 (Canada)			430,000	388,987

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			200,000	222,000

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			230,000	242,075

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017			95,000	101,888

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	67,808

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			$60,000	60,750

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			255,000	252,450

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			275,000	292,875

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			135,000	133,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			110,000	108,900

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	59,850

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			530,000	555,175

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			310,000	326,275

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			430,000	437,525

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			245,000	238,263

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			325,000	344,500

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			80,000	81,400

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			125,000	122,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			339,000	366,120

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	52,125

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			545,000	509,575

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 9 1/8s, 2017			145,000	151,525

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			145,000	145,363

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			185,000	182,225

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			201,000	208,538

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			158,000	183,190

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,059,600

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			420,000	413,700

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			290,000	293,625

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			535,000	518,950

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			20,000	21,250

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017			245,000	261,538

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			85,000	85,000

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			80,000	95,892

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			130,000	133,900

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	74,915

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			300,000	288,000

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			375,000	406,875

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			80,000	84,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			355,000	390,500

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			320,000	304,800

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			100,000	72,000

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	173,469

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	106,700

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	199,375

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	209,475

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	248,625

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			340,000	343,400

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			135,000	140,400

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			245,000	255,034

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			180,000	176,850

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			190,000	210,900

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			25,000	25,063

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			190,000	190,475

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			410,000	389,500

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018			215,000	234,565

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,920,000	1,803,725

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			833,000	882,793

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			115,000	123,338

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			95,000	92,863

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			315,000	340,200

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			70,000	68,338

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			995,000	1,070,869

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			95,000	95,950

Samson Investment Co. 144A sr. unsec. notes 10s, 2020			515,000	542,681

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			95,000	90,725

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			80,000	79,600

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			205,000	213,200

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	283,139

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			125,000	130,938

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			105,000	110,250

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			40,000	42,000

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	116,927

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			195,000	202,800

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			55,000	57,750

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			210,000	214,725

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			685,000	932,919

Whiting Petroleum Corp. company guaranty notes 7s, 2014			370,000	378,325

Williams Cos., Inc. (The) notes 7 3/4s, 2031			16,000	18,687

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			43,000	51,908

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			85,000	85,850

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			320,000	328,000

				25,006,868
Financials (2.2%)

Abbey National Treasury Services PLC/London bank guaranty sr. unsec. unsub. notes FRN 1.856s, 2014 (United Kingdom)			135,000	135,984

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)			890,000	948,865

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			120,000	115,200

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			495,000	632,679

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	270,961

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			110,000	106,425

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			210,000	217,350

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			210,000	224,652

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			160,000	172,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			145,000	168,381

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			140,000	161,350

Ally Financial, Inc. unsec. sub. notes 8s, 2018			155,000	175,538

American Express Co. sr. unsec. notes 2.65s, 2022			142,000	131,111

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			412,000	502,640

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	491,301

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			209,000	247,519

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			425,000	415,969

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, 2049 (France)			305,000	296,613

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	176,412

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			60,000	66,683

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			1,005,000	1,133,083

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	271,057

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,690

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			588,000	745,696

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)			480,000	519,226

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			640,000	681,788

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			90,000	81,054

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	109,691

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			411,000	390,450

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	200,318

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			85,000	89,675

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	94,750

CIT Group, Inc. sr. unsec. notes 5s, 2022			210,000	208,425

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			170,000	174,038

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			155,000	159,263

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			305,000	329,400

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			210,000	216,825

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			11,000	13,860

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			250,000	239,375

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			150,000	182,964

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			385,000	390,775

EPR Properties unsec. notes 5 1/4s, 2023(R)			380,000	369,292

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.475s, 2016			260,000	257,398

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			440,000	527,571

General Electric Capital Corp. sr. unsec. unsub. notes 3.15s, 2022			50,000	47,246

General Electric Capital Corp. unsec. sub. notes 5.3s, 2021			330,000	362,000

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020			325,000	372,316

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	396,287

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	124,633

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	109,263

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			195,000	180,230

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)			390,000	369,511

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			408,000	451,064

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			180,000	182,925

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			45,000	46,913

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			575,000	603,750

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			65,000	66,950

International Lease Finance Corp. sr. unsec. notes Ser. MTN, 5 5/8s, 2013			625,000	628,125

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			245,000	243,163

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			395,000	400,925

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			85,000	78,200

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			140,000	145,250

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			185,000	207,200

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			363,000	410,190

JPMorgan Chase & Co. sr. notes 6s, 2018			724,000	826,201

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			700,000	820,750

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			230,000	245,207

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			90,000	93,314

Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN, 6 7/8s, 2018			906,000	1,042,736

Metropolitan Life Global Funding I 144A notes 3.65s, 2018			1,175,000	1,255,237

Metropolitan Life Global Funding I 144A notes 3s, 2023			155,000	145,548

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	121,900

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			140,000	147,000

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			120,000	127,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			60,000	67,200

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	100,800

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			155,000	157,325

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			100,000	103,250

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			165,000	164,175

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	125,313

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			215,000	239,188

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			160,000	169,400

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			234,000	246,646

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			190,000	205,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			250,000	249,375

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			140,000	154,700

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			140,000	168,700

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			388,000	378,300

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			144,000	136,080

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)			170,000	166,635

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, perpetual maturity (United Kingdom)			139,000	101,470

Residential Capital LLC company guaranty jr. notes 9 5/8s, 2015 (In default)(NON)			191,441	217,286

Royal Bank of Scotland PLC (The) sr. unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	499,766

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)			760,000	712,411

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			120,000	123,120

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	66,460

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	531,054

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			220,000	228,269

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			320,000	331,040

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			100,000	111,729

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			140,000	155,400

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			105,000	93,975

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)			250,000	232,562

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	224,366

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	146,390

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			2,000,000	2,130,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,094,560

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	107,835

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	47,089

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	246,686

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			290,000	311,025

				34,860,711
Health care (0.8%)

AbbVie, Inc. 144A company guaranty sr. unsec. notes 2.9s, 2022			240,000	224,039

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			120,000	120,000

Actavis, Inc. sr. unsec. notes 4 5/8s, 2042			95,000	83,224

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022			80,000	74,632

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017			20,000	19,471

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	348,741

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			220,000	220,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	329,367

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			215,000	229,513

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			275,000	283,422

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			295,000	312,700

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	250,000	359,714

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			$195,000	197,925

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			85,000	90,419

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	250,596

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	144,067

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$545,000	595,413

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	233,750

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			155,000	156,550

Envision Healthcare Holdings, Inc. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			285,000	288,563

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			205,000	213,200

HCA, Inc. sr. notes 6 1/2s, 2020			795,000	860,588

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			70,000	77,350

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			400,000	415,500

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			165,000	166,547

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			105,000	106,838

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	109,725

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			255,000	281,775

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			480,000	514,800

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			130,000	134,063

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			210,000	228,375

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018			25,000	24,648

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			155,000	165,075

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	52,522

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			95,000	94,763

Service Corp. International/US sr. notes 7s, 2019			115,000	121,613

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			625,000	671,094

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			410,000	420,250

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			200,000	212,000

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			80,000	82,400

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			87,885	87,885

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			200,000	211,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			300,000	315,750

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			60,000	55,950

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			190,000	174,325

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			135,000	140,414

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			170,000	183,600

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	338,570

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	52,613

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	210,707

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	227,812

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			45,000	45,900

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			105,000	107,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			40,000	39,500

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			45,000	46,575

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)			250,000	256,250

WellPoint, Inc. notes 7s, 2019			95,000	114,744

				12,124,452
Technology (0.5%)

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			195,000	147,713

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			125,000	110,979

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			130,000	98,475

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			435,000	392,588

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			69,000	69,863

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			130,000	131,788

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	416,996

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			205,000	210,125

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	105,656

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			290,000	306,675

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			555,000	566,100

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			200,000	205,500

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			165,000	164,588

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			175,000	157,500

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			136,000	149,600

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			29,000	31,465

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			315,000	339,413

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			95,000	98,217

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	149,619

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	177,951

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	131,398

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	348,701

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			130,000	140,888

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			110,000	124,575

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			105,000	112,875

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	488,800

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			167,000	153,640

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	67,852

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	278,067

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	327,057

Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN, 5 1/4s, 2037			155,000	161,880

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			510,000	490,130

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			145,000	145,725

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			215,000	227,900

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			275,000	293,563

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			72,000	81,435

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	66,514

				7,671,811
Transportation (0.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			340,000	350,200

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			261,000	281,228

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	111,447

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	105,912

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			560,000	537,890

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			160,700	186,814

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	41,760

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)			53,000	50,653

Kansas City Southern Railway 144A sr. unsec. notes 4.3s, 2043			97,000	87,171

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			355,000	392,275

Watco Cos LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			180,000	179,100

				2,324,450
Utilities and power (0.8%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			725,000	815,625

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			325,000	356,688

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	79,263

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	33,902

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			20,000	25,959

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			212,000	230,020

Calpine Corp. 144A sr. notes 7 1/4s, 2017			513,000	534,803

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			30,000	33,270

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			130,000	124,206

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			345,000	360,525

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	270,726

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			410,000	513

El Paso Corp. sr. unsec. notes 7s, 2017			670,000	728,397

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			225,000	239,047

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	141,265

Electricite de France SA 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	195,505

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,235,000	1,163,988

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			154,000	168,630

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			265,000	292,825

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			348,000	380,190

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	327,750

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	90,169

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	79,136

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	216,762

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			90,000	96,300

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			60,000	64,200

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			395,000	445,363

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			135,576	138,965

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			791,000	734,930

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			118,000	114,877

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			400,000	440,000

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	72,150

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020			195,000	232,157

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	7,941

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	291,434

Narragansett Electric Co./The 144A sr. unsec. notes 4.17s, 2042			425,000	383,818

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	142,425

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	84,642

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			735,000	784,613

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	189,004

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			160,000	187,460

Oncore Electric Delivery Co., LLC 144A sr. notes 4.55s, 2041			80,000	75,879

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			112,000	130,584

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	430,692

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	14,212

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			144,000	159,716

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	86,963

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	248,400

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	152,675

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			190,000	171,950

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,906

Texas Competitive/Texas Competitive Electric Holdings Co., LLC company guaranty notes 15s, 2021			185,000	48,563

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			130,000	97,175

Toledo Edison Co. (The) 1st mortgage bonds 7 1/4s, 2020			106,000	131,196

Union Electric Co. sr. notes 6.4s, 2017			140,000	164,139

				13,222,493

Total corporate bonds and notes (cost $178,821,179)				$184,589,752

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, July 1, 2043			$8,000,000	$7,917,500

				7,917,500
U.S. Government Agency Mortgage Obligations (6.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, TBA, July 1, 2028			12,000,000	12,465,000

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			235,229	246,669
6s, TBA, August 1, 2043			18,000,000	19,579,219
6s, TBA, July 1, 2043			19,000,000	20,668,438
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			217,150	229,967
4s, TBA, July 1, 2043			30,000,000	31,263,282
4s, TBA, June 1, 2043			4,000,000	4,174,062
3 1/2s, with due dates from May 1, 2043 to May 1, 2043			1,989,929	2,013,548
3 1/2s, TBA, July 1, 2043			1,000,000	1,015,625
3 1/2s, TBA, July 1, 2028			12,000,000	12,504,374
3s, TBA, July 1, 2043			3,000,000	2,933,438

				107,093,622

Total U.S. government and agency mortgage obligations (cost $115,896,951)				$115,011,122

MORTGAGE-BACKED SECURITIES (2.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.4%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032			$119,960	$188,649
IFB Ser. 3072, Class SM, 23.091s, 2035			150,749	219,997
IFB Ser. 3072, Class SB, 22.944s, 2035			134,863	195,990
IFB Ser. 3249, Class PS, 21.64s, 2036			113,202	160,172
IFB Ser. 3065, Class DC, 19.283s, 2035			98,273	145,342
IFB Ser. 2990, Class LB, 16.454s, 2034			154,646	204,227
IFB Ser. 3727, Class PS, IO, 6.508s, 2038			1,128,110	114,236
IFB Ser. 3708, Class SQ, IO, 6.358s, 2040			871,165	145,850
IFB Ser. 3934, Class SA, IO, 6.208s, 2041			3,093,480	592,711
IFB Ser. 3964, Class SA, IO, 5.808s, 2041			1,534,311	210,968
Ser. 3747, Class HI, IO, 4 1/2s, 2037			196,161	20,880
Ser. 308, Class S1, 4s, 2043(FWC)			1,034,000	233,932
Ser. T-56, Class A, IO, 0.524s, 2043			122,208	2,110
Ser. T-56, Class 1, IO, zero %, 2043			127,980	960
Ser. T-56, Class 2, IO, zero %, 2043			120,428	376
Ser. T-56, Class 3, IO, zero %, 2043			101,095	1,327
Ser. 1208, Class F, PO, zero %, 2022			1,951	1,813
FRB Ser. 3326, Class WF, zero %, 2035			4,689	4,548

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036			63,647	121,792
IFB Ser. 06-8, Class HP, 23.859s, 2036			78,183	127,455
IFB Ser. 07-53, Class SP, 23.492s, 2037			133,138	195,730
IFB Ser. 05-75, Class GS, 19.671s, 2035			132,733	182,025
IFB Ser. 404, Class S13, IO, 6.207s, 2040			984,209	164,707
Ser. 03-W10, Class 1, IO, 1.261s, 2043			171,378	6,574
Ser. 01-50, Class B1, IO, 0.4s, 2041			1,266,244	12,662
Ser. 02-W8, Class 1, IO, 0.329s, 2042			671,768	7,977
Ser. 01-79, Class BI, IO, 0.31s, 2045			454,064	4,363
Ser. 03-34, Class P1, PO, zero %, 2043			21,687	17,918

Government National Mortgage Association
IFB Ser. 10-56, Class SC, IO, 6.308s, 2040			1,673,491	275,105
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040			1,876,702	290,889
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			109,861	10,190
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			54,229	8,916
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			77,645	13,301
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,889,746	269,553
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			1,292,786	142,205
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			2,650,426	238,936
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,979,033	722,657

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.987s, 2045			1,324,787	231,838

				5,488,881
Commercial mortgage-backed securities (1.3%)

Banc of America Commercial Mortgage Trust.
Ser. 07-2, Class A2, 5.634s, 2049			64,391	65,357
Ser. 07-1, Class XW, IO, 0.485s, 2049			1,261,461	11,295

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 1.033s, 2042			2,016,184	16,329
Ser. 04-5, Class XC, IO, 0.868s, 2041			2,390,828	19,007
Ser. 07-5, Class XW, IO, 0.532s, 2051			5,882,326	64,553
Ser. 02-PB2, Class XC, IO, 0.512s, 2035			787,450	250
Ser. 05-1, Class XW, IO, 0.045s, 2042			10,383,267	2,876

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042(F)			304,000	338,084
Ser. 04-PR3I, Class X1, IO, 1.074s, 2041			258,085	1,925

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class C, 5.611s, 2039(F)			261,000	251,179
Ser. 04-PWR5, Class E, 5.222s, 2042			406,000	412,419
Ser. 07-PW15, Class X2, IO, 0.578s, 2044(F)			75,162,765	195,423
Ser. 06-PW14, Class X1, IO, 0.268s, 2038			6,960,316	121,110

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			318,000	295,956

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.193s, 2049			43,237,653	635,594

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049			2,675,197	32,236
Ser. 07-CD4, Class XC, IO, 0.219s, 2049			8,947,661	68,360

Comm Mortgage Trust 144A FRB Ser. 13-LC6, Class D, 4.434s, 2046			304,000	253,280

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)			622,000	677,576

Commercial Mortgage Trust 144A
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049(F)			413,000	359,318
Pass-Through Certificates Ser. 06-C8, Class XS, IO, 0.201s, 2046			48,561,752	609,236

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.954s, 2039			463,035	464,698

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C1, Class AX, IO, 0.258s, 2040			37,143,775	222,863
Ser. 07-C2, Class AX, IO, 0.229s, 2049			15,525,403	58,220

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			283,780	312,158
Ser. 03-C3, Class AX, IO, 1.56s, 2038			362,127	41
Ser. 02-CP3, Class AX, IO, 1.472s, 2035			185,940	1,112

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.073s, 2020			191,681	3,834

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.29s, 2045			88,450,978	291,827
Ser. 07-C1, Class XC, IO, 0.17s, 2049			35,600,582	194,771

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			332,000	337,498

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C2, Class H, 5.635s, 2040(F)			950,000	958,913

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.379s, 2029			175,420	4,939
Ser. 05-C1, Class X1, IO, 0.779s, 2043			2,235,122	21,357

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class D, 4.986s, 2042			244,000	240,667
FRB Ser. 05-GG3, Class B, 4.894s, 2042(F)			592,000	612,214

GS Mortgage Securities Corp. II 144A Ser. 06-GG6, Class XC, IO, 0.226s, 2038			2,377,601	3,585

GS Mortgage Securities Trust Ser. 06-GG6, Class A2, 5.506s, 2038			190,614	194,665

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051(F)			334,000	345,173
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045			296,000	296,491
FRB Ser. 04-CB9, Class B, 5.836s, 2041			226,000	231,469
Ser. 04-C3, Class B, 4.961s, 2042			331,000	343,181
FRB Ser. 05-LDP2, Class B, 4.882s, 2042(F)			243,000	250,491
FRB Ser. 13-C10, Class D, 4.3s, 2047			349,000	279,604
Ser. 06-LDP8, Class X, IO, 0.729s, 2045			2,363,817	35,592
Ser. 06-CB17, Class X, IO, 0.681s, 2043			12,510,302	204,831
Ser. 07-LDPX, Class X, IO, 0.469s, 2049			12,892,988	113,484

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051			260,000	239,590
FRB Ser. 12-C8, Class D, 4.825s, 2045			364,000	324,977
FRB Ser. 12_LC9, Class D, 4.575s, 2047			311,000	270,257
Ser. 05-CB12, Class X1, IO, 0.49s, 2037			2,599,202	19,655

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.717s, 2040			734,687	719,993

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			364,171	379,499
Ser. 07-C2, Class XW, IO, 0.692s, 2040			1,164,321	19,171

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.847s, 2038			1,381,942	27,889
Ser. 05-C5, Class XCL, IO, 0.645s, 2040			9,731,078	111,411
Ser. 05-C2, Class XCL, IO, 0 1/2s, 2040			8,755,917	35,015
Ser. 05-C7, Class XCL, IO, 0.368s, 2040			8,990,884	40,513
Ser. 06-C7, Class XCL, IO, 0.337s, 2038			2,602,851	47,190
Ser. 06-C6, Class XCL, IO, 0.288s, 2039			43,413,319	833,275

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.388s, 2028			18,503	2

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.038s, 2050			88,000	91,707
FRB Ser. 07-C1, Class A2, 5.934s, 2050			44,313	45,053

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.111s, 2039			2,505,556	19,954
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043			3,115,558	31,377

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046(F)			1,165,000	1,118,174

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049(F)			363,000	355,658

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.506s, 2045			647,383	48,554
Ser. 05-C3, Class X, IO, 6.315s, 2044			323,647	18,351

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.918s, 2041			50,047	50,239
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049			476,240	479,574
FRB Ser. 07-HQ12, Class A2FX, 5.763s, 2049(F)			268,304	277,011
Ser. 07-IQ14, Class A2, 5.61s, 2049			159,832	162,299
Ser. 07-HQ11, Class C, 5.558s, 2044(F)			312,000	285,814
Ser. 04-T13, Class A4, 4.66s, 2045			684,743	693,309

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.391s, 2043			1,333,143	1,370,711

Morgan Stanley-Bank of America-Merril Lynch Mortgage Trust Ser. 13-C7, Class XA, IO, 1.901s, 2046			2,526,418	263,101

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049(F)			284,000	303,385
Ser. 12-C4, Class XA, IO, 1.89s, 2045			1,987,996	238,560

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 6.166s, 2046			358,000	339,993
Ser. 06-C29, IO, 0.528s, 2048			36,727,495	462,032
Ser. 07-C34, IO, 0.502s, 2046			4,166,145	50,410

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.495s, 2042			9,560,768	50,672
Ser. 06-C26, Class XC, IO, 0.105s, 2045			14,486,275	31,580

WAMU Commercial Mortgage Securities Trust 144A Ser. 07-SL2, Class A1, 5.43s, 2049(F)			653,294	659,814

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C6, Class D, 5.748s, 2045			314,000	294,768

				21,265,578
Residential mortgage-backed securities (non-agency) (0.7%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.704s, 2036			2,938,269	2,379,998

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 10.451s, 2036			140,000	140,700
FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035			150,000	123,000

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 12.788s, 2037			279,048	175,800
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037			240,356	141,810
Ser. 12-RR11, Class 9A2, 4s, 2037			112,488	112,206
Ser. 12-RR12, Class 1A2, 4s, 2037			207,772	207,252
Ser. 12-RR11, Class 3A2, 4s, 2036			283,202	282,494
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			226,160	225,595
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,463,500	900,052
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046			10,127,506	338,638
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047			11,565,073	469,542

Countrywide Home Loans FRB Ser. 07-HY3, Class 4A1, 5.452s, 2047			421,882	374,420

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR13, Class 2A, 2.47s, 2046			971,530	821,886
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			6,913,841	356,754
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046			355,155	293,891
FRB Ser. 05-AR13, Class A1C3, 0.683s, 2045			618,633	482,534
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045(F)			969,339	533,198
FRB Ser. 05-AR9, Class A1C3, 0.673s, 2045			555,513	477,741
FRB Ser. 05-AR15, Class A1B3, 0.533s, 2045			865,201	735,421

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-OA3, Class 2A, 0.919s, 2047			1,323,121	734,332

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038			1,041,027	1,059,245
Ser. 07-12, Class A6, 5 1/2s, 2037			290,469	297,731

				11,664,240

Total mortgage-backed securities (cost $37,135,757)				$38,418,699

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			83,349	$13,336,673

Total investment companies (cost $10,994,872)				$13,336,673

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$164,100	$88,614

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			125,000	95,313

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			850,000	867,000

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,353,000	2,038,875

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,558,948	841,832

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	522,203

Brazil (Federal republic of) unsec. notes 10s, 2021 (Brazil)		BRL	3,896	1,749,756

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$200,000	208,640

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			430,000	408,500

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			485,000	419,312

Poland (Government of) sr. unsec. bonds 5s, 2022 (Poland)			880,000	946,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			89,400	104,710

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			735,000	701,925

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			150,000	138,000

Total foreign government and agency bonds and notes (cost $9,889,658)				$9,130,680

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$37,522	$37,522

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			914,912	806,952

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			332,227	330,981

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			181,311	180,696

First Data Corp. bank term loan FRN 4.193s, 2018			560,071	545,253

First Data Corp. bank term loan FRN 4.193s, 2017			59,603	58,307

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			147,316	141,739

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			195,000	194,086

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			172,817	172,769

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			84,116	84,142

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.72s, 2017			799,610	558,328

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			48,404	48,041

Total senior loans (cost $3,338,987)				$3,158,816

COMMODITY LINKED NOTES (0.1%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			$1,298,000	$920,542

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			1,298,000	922,311

Total commodity linked notes (cost $2,596,000)				$1,842,853

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			521	$495,194

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,800	229,240

M/I Homes, Inc. $2.438 pfd.			4,737	120,794

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)			663	511,244

Total preferred stocks (cost $1,189,806)				$1,356,472

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			7,578	$174,176

General Motors Co. Ser. B, $2.375 cv. pfd.			5,637	272,338

United Technologies Corp. $3.75 cv. pfd.			2,600	154,336

Total convertible preferred stocks (cost $550,357)				$600,850

MUNICIPAL BONDS AND NOTES (—%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$50,000	$52,135
4.071s, 1/1/14			150,000	152,289

Total municipal bonds and notes (cost $200,000)				$204,424

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$148,281

Total convertible bonds and notes (cost $137,058)				$148,281

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$4,960

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	49,174	—

Total warrants (cost $10,021)				$4,960

SHORT-TERM INVESTMENTS (31.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.15%(d)			14,470,978	$14,470,978

Putnam Money Market Liquidity Fund 0.06%(AFF)			139,804,233	139,804,233

Putnam Short Term Investment Fund 0.03%(AFF)			210,942,388	210,942,388

SSgA Prime Money Market Fund 0.03%(P)			6,820,000	6,820,000

Interest in $176,426,000 joint tri-party repurchase agreement dated 6/28/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/1/13 - maturity value of $56,229,703 for an effective yield of 0.15% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 6.00% and due dates ranging from 10/1/18 to 6/1/43, valued at $179,954,521)			$56,049,067	56,049,067

Straight-A Funding, LLC 144A Commercial Paper with effective yields ranging from 0.07% to 0.08%, July 3, 2013			7,340,000	7,339,967

U.S. Treasury Bills with an effective yield of 0.09%, February 6, 2014(SEG)(SEGCCS)(SEGSF)			15,000,000	14,992,440

U.S. Treasury Bills with an effective yield of 0.08%, October 10, 2013(SEG)			25,000,000	24,996,325

U.S. Treasury Bills with an effective yield of 0.07%, November 14, 2013			15,000,000	14,996,310

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.17%, October 17, 2013(SEG)(SEGSF)			11,989,000	11,987,106

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.15%, December 12, 2013(SEG)(SEGSF)			973,000	972,712

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEG)(SEGSF)			3,508,000	3,506,832

Total short-term investments (cost $506,868,833)				$506,878,358

TOTAL INVESTMENTS

Total investments (cost $1,634,948,475)(b)				$1,778,605,385

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $500,349,120) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/13	$632,902	$676,652	$(43,750)
	Australian Dollar	Sell	7/17/13	632,902	641,978	9,076
	British Pound	Buy	9/18/13	1,389,896	1,401,816	(11,920)
	Canadian Dollar	Sell	7/17/13	4,292,955	4,431,809	138,854
	Chilean Peso	Buy	7/17/13	1,966,604	2,082,579	(115,975)
	Chilean Peso	Sell	7/17/13	1,966,604	2,004,381	37,777
	Euro	Buy	9/18/13	316,799	318,584	(1,785)
	Euro	Sell	9/18/13	316,799	316,471	(328)
	Japanese Yen	Buy	8/22/13	2,651,279	2,647,125	4,154
	Japanese Yen	Sell	8/22/13	2,651,279	2,678,169	26,890
	Peruvian New Sol	Buy	7/17/13	2,420,308	2,602,418	(182,110)
	Peruvian New Sol	Sell	7/17/13	2,420,308	2,539,521	119,213
	Singapore Dollar	Sell	8/22/13	2,260,396	2,271,755	11,359
	South Korean Won	Buy	8/22/13	1,486,753	1,505,721	(18,968)
	South Korean Won	Sell	8/22/13	1,486,753	1,489,945	3,192
	Swedish Krona	Buy	9/18/13	1,540,546	1,574,265	(33,719)
	Swedish Krona	Sell	9/18/13	1,540,546	1,604,113	63,567
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	5,542,096	5,934,346	(392,250)
	Australian Dollar	Sell	7/17/13	5,542,096	5,870,261	328,165
	Brazilian Real	Buy	7/17/13	4,617,618	4,951,110	(333,492)
	Brazilian Real	Sell	7/17/13	4,617,618	4,794,600	176,982
	British Pound	Buy	9/18/13	1,225,716	1,228,625	(2,909)
	Canadian Dollar	Sell	7/17/13	860,016	847,277	(12,739)
	Chilean Peso	Buy	7/17/13	2,958,618	3,124,156	(165,538)
	Chilean Peso	Sell	7/17/13	2,958,618	3,031,610	72,992
	Euro	Buy	9/18/13	4,977,639	4,959,389	18,250
	Hong Kong Dollar	Buy	8/22/13	2,556,950	2,556,057	893
	Indonesian Rupiah	Sell	8/22/13	492,685	438,136	(54,549)
	Japanese Yen	Buy	8/22/13	6,092,201	6,084,193	8,008
	Japanese Yen	Sell	8/22/13	6,092,201	6,094,950	2,749
	Malaysian Ringgit	Buy	8/22/13	2,225,265	2,351,245	(125,980)
	Malaysian Ringgit	Sell	8/22/13	2,225,265	2,281,919	56,654
	Mexican Peso	Buy	7/17/13	3,201,750	3,341,750	(140,000)
	Mexican Peso	Sell	7/17/13	3,201,750	3,240,373	38,623
	New Taiwan Dollar	Buy	8/22/13	512,448	520,274	(7,826)
	New Taiwan Dollar	Sell	8/22/13	512,448	515,767	3,319
	Norwegian Krone	Buy	9/18/13	1,629,134	1,628,898	236
	Norwegian Krone	Sell	9/18/13	1,574,415	1,662,950	88,535
	Polish Zloty	Buy	9/18/13	1,485,372	1,531,716	(46,344)
	Polish Zloty	Sell	9/18/13	1,485,372	1,524,418	39,046
	Singapore Dollar	Sell	8/22/13	1,853,022	1,806,746	(46,276)
	Swedish Krona	Buy	9/18/13	98,158	126,832	(28,674)
	Swiss Franc	Buy	9/18/13	1,263,812	1,262,275	1,537
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	3,533,673	4,293,502	(759,829)
	Brazilian Real	Buy	7/17/13	5,620,232	6,116,289	(496,057)
	Brazilian Real	Sell	7/17/13	5,620,232	5,965,659	345,427
	British Pound	Buy	9/18/13	33,596	19,538	14,058
	Canadian Dollar	Buy	7/17/13	6,488,526	6,710,795	(222,269)
	Canadian Dollar	Sell	7/17/13	6,488,526	6,672,243	183,717
	Danish Krone	Buy	9/18/13	1,466,031	1,473,087	(7,056)
	Euro	Buy	9/18/13	3,510,962	3,535,044	(24,082)
	Japanese Yen	Buy	8/22/13	5,310,232	5,253,990	56,242
	Japanese Yen	Sell	8/22/13	5,310,232	5,432,110	121,878
	Mexican Peso	Buy	7/17/13	1,005,098	1,023,374	(18,276)
	Mexican Peso	Sell	7/17/13	1,005,098	1,007,759	2,661
	Singapore Dollar	Buy	8/22/13	104,388	107,374	(2,986)
	Singapore Dollar	Sell	8/22/13	104,388	105,823	1,435
	South African Rand	Buy	7/17/13	1,439,739	1,508,139	(68,400)
	South African Rand	Sell	7/17/13	1,439,739	1,522,444	82,705
	Swedish Krona	Buy	9/18/13	884,865	904,586	(19,721)
	Swedish Krona	Sell	9/18/13	884,865	876,841	(8,024)
	Swiss Franc	Sell	9/18/13	3,263,303	3,260,921	(2,382)
	Thai Baht	Buy	8/22/13	1,528,493	1,609,902	(81,409)
	Thai Baht	Sell	8/22/13	1,528,493	1,568,238	39,745
	Turkish Lira	Sell	9/18/13	487,801	493,957	6,156
Credit Suisse International
	Australian Dollar	Sell	7/17/13	765,639	670,876	(94,763)
	Brazilian Real	Buy	7/17/13	2,223,724	2,399,185	(175,461)
	Brazilian Real	Sell	7/17/13	2,223,724	2,311,591	87,867
	British Pound	Buy	9/18/13	2,754,405	2,795,830	(41,425)
	Canadian Dollar	Sell	7/17/13	261,009	241,523	(19,486)
	Chilean Peso	Buy	7/17/13	2,464,227	2,603,714	(139,487)
	Chilean Peso	Sell	7/17/13	2,464,227	2,522,496	58,269
	Chinese Yuan	Buy	8/22/13	2,029,649	2,015,831	13,818
	Chinese Yuan	Sell	8/22/13	2,029,649	2,019,942	(9,707)
	Czech Koruna	Sell	9/18/13	963,251	981,496	18,245
	Euro	Buy	9/18/13	3,251,065	3,271,467	(20,402)
	Indonesian Rupiah	Buy	8/22/13	507,990	515,612	(7,622)
	Indonesian Rupiah	Sell	8/22/13	507,990	508,512	522
	Japanese Yen	Buy	8/22/13	3,414,525	3,369,681	44,844
	Mexican Peso	Buy	7/17/13	993,738	1,078,606	(84,868)
	New Taiwan Dollar	Buy	8/22/13	512,448	516,510	(4,062)
	New Taiwan Dollar	Sell	8/22/13	512,448	515,767	3,319
	New Zealand Dollar	Sell	7/17/13	484,133	520,195	36,062
	Norwegian Krone	Buy	9/18/13	801,187	917,783	(116,596)
	Philippine Peso	Buy	8/22/13	1,001,421	1,048,675	(47,254)
	Philippine Peso	Sell	8/22/13	1,001,421	1,023,059	21,638
	Polish Zloty	Buy	9/18/13	1,485,372	1,531,711	(46,339)
	Polish Zloty	Sell	9/18/13	1,485,372	1,522,987	37,615
	South African Rand	Buy	7/17/13	2,003,522	2,062,968	(59,446)
	South African Rand	Sell	7/17/13	2,003,522	2,082,241	78,719
	Swedish Krona	Buy	9/18/13	1,714,533	1,699,160	15,373
	Swedish Krona	Sell	9/18/13	1,714,533	1,783,739	69,206
	Swiss Franc	Buy	9/18/13	3,533,143	3,533,390	(247)
	Turkish Lira	Sell	9/18/13	487,801	494,239	6,438
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	5,127,348	5,796,637	(669,289)
	Australian Dollar	Sell	7/17/13	5,127,348	5,270,100	142,752
	Brazilian Real	Buy	7/17/13	1,573,508	1,738,900	(165,392)
	Brazilian Real	Sell	7/17/13	1,573,508	1,635,907	62,399
	British Pound	Sell	9/18/13	1,626,283	1,640,228	13,945
	Canadian Dollar	Buy	7/17/13	4,100,478	4,175,951	(75,473)
	Canadian Dollar	Sell	7/17/13	4,100,478	4,211,642	111,164
	Euro	Buy	9/18/13	1,348,056	1,346,666	1,390
	Euro	Sell	9/18/13	1,348,056	1,356,036	7,980
	Japanese Yen	Buy	8/22/13	4,431,335	4,384,369	46,966
	Mexican Peso	Buy	7/17/13	1,822,548	1,902,438	(79,890)
	Mexican Peso	Sell	7/17/13	1,822,548	1,847,336	24,788
	Norwegian Krone	Buy	9/18/13	329,366	343,642	(14,276)
	Polish Zloty	Buy	9/18/13	695,316	706,129	(10,813)
	Polish Zloty	Sell	9/18/13	695,316	708,213	12,897
	Swedish Krona	Buy	9/18/13	243,996	241,805	2,191
	Swedish Krona	Sell	9/18/13	243,996	249,402	5,406
	Swiss Franc	Buy	9/18/13	1,164,436	1,161,042	3,394
	Swiss Franc	Sell	9/18/13	1,164,436	1,163,561	(875)
Goldman Sachs International
	British Pound	Buy	9/18/13	420,784	424,448	(3,664)
	British Pound	Sell	9/18/13	420,784	420,667	(117)
	Canadian Dollar	Buy	7/17/13	6,501,643	6,680,548	(178,905)
	Canadian Dollar	Sell	7/17/13	6,501,643	6,626,477	124,834
	Euro	Buy	9/18/13	4,513,574	4,525,806	(12,232)
	Euro	Sell	9/18/13	4,513,574	4,541,643	28,069
	Japanese Yen	Buy	8/22/13	5,351,841	5,350,587	1,254
	Norwegian Krone	Buy	9/18/13	533,419	556,438	(23,019)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	3,771,742	4,083,158	(311,416)
	Australian Dollar	Sell	7/17/13	3,771,742	3,921,804	150,062
	British Pound	Buy	9/18/13	1,125,537	1,125,297	240
	British Pound	Sell	9/18/13	1,125,537	1,135,085	9,548
	Canadian Dollar	Sell	7/17/13	845,474	839,126	(6,348)
	Euro	Sell	9/18/13	4,993,264	4,987,980	(5,284)
	Indian Rupee	Buy	8/22/13	957,545	1,051,523	(93,978)
	Indian Rupee	Sell	8/22/13	957,545	1,004,042	46,497
	Indonesian Rupiah	Sell	8/22/13	492,686	470,318	(22,368)
	Japanese Yen	Buy	8/22/13	6,481,076	6,493,595	(12,519)
	Norwegian Krone	Buy	9/18/13	1,628,773	1,610,521	18,252
	Philippine Peso	Buy	8/22/13	896,782	944,189	(47,407)
	Philippine Peso	Sell	8/22/13	896,782	908,955	12,173
	Polish Zloty	Buy	9/18/13	490,951	509,988	(19,037)
	Polish Zloty	Sell	9/18/13	490,951	504,960	14,009
	South African Rand	Buy	7/17/13	1,439,759	1,507,570	(67,811)
	South African Rand	Sell	7/17/13	1,439,759	1,521,828	82,069
	Swedish Krona	Buy	9/18/13	338,745	414,846	(76,101)
	Thai Baht	Buy	8/22/13	496,947	523,382	(26,435)
	Thai Baht	Sell	8/22/13	496,947	504,856	7,909
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/13	2,333,370	2,314,055	(19,315)
	Brazilian Real	Buy	7/17/13	3,438,447	3,704,645	(266,198)
	Brazilian Real	Sell	7/17/13	3,438,447	3,608,551	170,104
	British Pound	Buy	9/18/13	1,456,631	1,483,874	(27,243)
	Canadian Dollar	Sell	7/17/13	1,596,277	1,600,583	4,306
	Chilean Peso	Buy	7/17/13	1,816,544	1,915,049	(98,505)
	Chilean Peso	Sell	7/17/13	1,816,544	1,836,348	19,804
	Chinese Yuan	Buy	8/22/13	1,199,115	1,190,094	9,021
	Chinese Yuan	Sell	8/22/13	1,199,115	1,193,234	(5,881)
	Czech Koruna	Sell	9/18/13	963,246	979,867	16,621
	Euro	Buy	9/18/13	2,653,274	2,694,934	(41,660)
	Japanese Yen	Buy	8/22/13	3,034,981	3,025,095	9,886
	Japanese Yen	Sell	8/22/13	3,034,981	3,118,008	83,027
	Malaysian Ringgit	Buy	8/22/13	1,821,303	1,889,305	(68,002)
	Malaysian Ringgit	Sell	8/22/13	1,821,303	1,867,874	46,571
	Mexican Peso	Buy	7/17/13	3,221,096	3,380,203	(159,107)
	Mexican Peso	Sell	7/17/13	3,221,096	3,296,755	75,659
	New Taiwan Dollar	Buy	8/22/13	512,448	521,687	(9,239)
	New Taiwan Dollar	Sell	8/22/13	512,448	516,114	3,666
	Norwegian Krone	Buy	9/18/13	1,029,208	1,005,226	23,982
	Polish Zloty	Buy	9/18/13	503,471	510,875	(7,404)
	Polish Zloty	Sell	9/18/13	503,471	513,362	9,891
	Russian Ruble	Buy	9/18/13	493,551	500,725	(7,174)
	Russian Ruble	Sell	9/18/13	493,551	494,218	667
	Singapore Dollar	Sell	8/22/13	3,230,816	3,225,955	(4,861)
	South African Rand	Buy	7/17/13	506,124	502,182	3,942
	South African Rand	Sell	7/17/13	506,124	500,382	(5,742)
	South Korean Won	Buy	8/22/13	1,497,976	1,516,483	(18,507)
	South Korean Won	Sell	8/22/13	1,497,976	1,502,058	4,082
	Swedish Krona	Buy	9/18/13	2,015,676	2,090,095	(74,419)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	549,313	846,869	(297,556)
	Brazilian Real	Buy	7/17/13	2,978,767	3,178,100	(199,333)
	Brazilian Real	Sell	7/17/13	2,978,767	3,073,678	94,911
	British Pound	Sell	9/18/13	1,374,086	1,391,876	17,790
	Canadian Dollar	Buy	7/17/13	4,877,325	5,061,118	(183,793)
	Canadian Dollar	Sell	7/17/13	4,877,325	4,998,806	121,481
	Chilean Peso	Buy	7/17/13	2,508,190	2,651,913	(143,723)
	Chilean Peso	Sell	7/17/13	2,508,190	2,536,313	28,123
	Colombian Peso	Buy	7/17/13	2,013,048	2,100,947	(87,899)
	Colombian Peso	Sell	7/17/13	2,013,048	2,044,724	31,676
	Czech Koruna	Sell	9/18/13	963,246	980,066	16,820
	Euro	Buy	9/18/13	3,845,470	3,885,089	(39,619)
	Japanese Yen	Buy	8/22/13	4,086,416	4,051,576	34,840
	Japanese Yen	Sell	8/22/13	4,086,416	4,123,840	37,424
	Mexican Peso	Buy	7/17/13	993,738	1,100,131	(106,393)
	Norwegian Krone	Buy	9/18/13	806,490	841,313	(34,823)
	Polish Zloty	Buy	9/18/13	500,086	510,222	(10,136)
	Polish Zloty	Sell	9/18/13	500,086	507,748	7,662
	Singapore Dollar	Sell	8/22/13	3,994,749	3,992,159	(2,590)
	South Korean Won	Buy	8/22/13	990,201	988,905	1,296
	South Korean Won	Sell	8/22/13	990,201	975,713	(14,488)
	Swedish Krona	Buy	9/18/13	1,937,569	2,037,098	(99,529)
	Swiss Franc	Buy	9/18/13	1,164,436	1,160,796	3,640
	Swiss Franc	Sell	9/18/13	1,164,436	1,163,660	(776)
UBS AG
	Australian Dollar	Buy	7/17/13	5,199,517	5,878,563	(679,046)
	Australian Dollar	Sell	7/17/13	5,480,158	5,809,678	329,520
	British Pound	Buy	9/18/13	3,527,717	3,546,344	(18,627)
	Canadian Dollar	Sell	7/17/13	1,396,101	1,458,153	62,052
	Chilean Peso	Buy	7/17/13	1,970,228	2,088,399	(118,171)
	Chilean Peso	Sell	7/17/13	1,970,228	2,009,676	39,448
	Euro	Buy	9/18/13	12,376,650	12,459,859	(83,209)
	Japanese Yen	Sell	8/22/13	5,850,791	6,032,652	181,861
	Mexican Peso	Buy	7/17/13	2,832,725	2,978,658	(145,933)
	Mexican Peso	Sell	7/17/13	2,832,725	2,887,730	55,005
	New Taiwan Dollar	Buy	8/22/13	409,193	416,956	(7,763)
	New Taiwan Dollar	Sell	8/22/13	409,193	412,328	3,135
	Norwegian Krone	Buy	9/18/13	768,877	807,154	(38,277)
	Philippine Peso	Buy	8/22/13	996,091	1,035,112	(39,021)
	Philippine Peso	Sell	8/22/13	996,091	1,019,044	22,953
	Polish Zloty	Buy	9/18/13	981,901	1,019,975	(38,074)
	Polish Zloty	Sell	9/18/13	981,901	1,010,982	29,081
	Russian Ruble	Buy	9/18/13	486,112	493,355	(7,243)
	Russian Ruble	Sell	9/18/13	486,112	486,749	637
	Singapore Dollar	Sell	8/22/13	3,753,781	3,741,369	(12,412)
	Swedish Krona	Buy	9/18/13	1,636,084	1,621,383	14,701
	Swedish Krona	Sell	9/18/13	1,636,084	1,681,068	44,984
	Swiss Franc	Sell	9/18/13	3,263,409	3,259,480	(3,929)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	5,625,411	6,169,690	(544,279)
	Australian Dollar	Sell	7/17/13	5,625,411	5,881,532	256,121
	British Pound	Sell	9/18/13	1,927,125	1,947,082	19,957
	Canadian Dollar	Sell	7/17/13	602,430	580,578	(21,852)
	Japanese Yen	Sell	8/22/13	1,804,438	1,960,604	156,166
	Mexican Peso	Buy	7/17/13	1,622,667	1,716,830	(94,163)
	Mexican Peso	Sell	7/17/13	1,622,667	1,650,424	27,757

Total						$(4,504,863)

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	337	$11,396,279	Sep-13	$466,073
FTSE 100 Index (Short)	96	8,996,477	Sep-13	143,299
MSCI EAFE Index Mini (Short)	63	5,165,055	Sep-13	2,601
NASDAQ 100 Index E-Mini (Short)	238	13,809,950	Sep-13	64,498
OMXS 30 Index (Short)	73	1,252,117	Jul-13	48,985
Russell 2000 Index Mini (Short)	211	20,566,170	Sep-13	(29,856)
S&P 500 Index (Long)	14	5,597,550	Sep-13	(16,328)
S&P 500 Index E-Mini (Long)	4,510	360,642,150	Sep-13	(880,724)
S&P 500 Index E-Mini (Short)	305	24,389,325	Sep-13	70,303
S&P Mid Cap 400 Index E-Mini (Long)	776	89,853,040	Sep-13	574,545
SGX MSCI Singapore Index (Short)	12	669,160	Jul-13	(19,938)
SPI 200 Index (Long)	327	35,655,170	Sep-13	73,419
SPI 200 Index (Short)	16	1,744,595	Sep-13	(3,724)
Tokyo Price Index (Short)	44	5,017,544	Sep-13	(76,062)
U.S. Treasury Bond 30 yr (Long)	127	17,252,156	Sep-13	(555,866)
U.S. Treasury Bond 30 yr (Long)	26	3,830,125	Sep-13	(138,924)
U.S. Treasury Bond 30 yr (Short)	1	$135,844	Sep-13	4,373
U.S. Treasury Note 2 yr (Long)	94	20,680,000	Sep-13	(26,179)
U.S. Treasury Note 2 yr (Short)	162	35,640,000	Sep-13	45,255
U.S. Treasury Note 5 yr (Long)	222	26,872,406	Sep-13	(317,547)
U.S. Treasury Note 5 yr (Short)	359	43,455,828	Sep-13	501,357
U.S. Treasury Note 10 yr (Long)	82	10,378,125	Sep-13	(220,531)
U.S. Treasury Note 10 yr (Short)	69	8,732,813	Sep-13	216,853

Total				$(74,118)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $41,555,195) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3 1/2s, July 1, 2028	$12,000,000	7/18/13	$12,465,000
Federal National Mortgage Association, 6s, August 1, 2043	1,000,000	8/12/13	1,087,500
Federal National Mortgage Association, 6s, July 1, 2043	19,000,000	7/15/13	20,668,438
Federal National Mortgage Association, 4s, July 1, 2043	1,000,000	7/15/13	1,041,563
Federal National Mortgage Association, 4s, June 1, 2043	4,000,000	6/13/13	4,174,061
Federal National Mortgage Association, 3s, July 1, 2043	2,000,000	7/15/13	1,955,625

Total			$41,392,187

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$7,775,000	(E)	$932	9/18/23	2.20%	3 month USD-LIBOR-BBA	$413,240
		54,975,000	(E)	4,005	9/18/15	0.45%	3 month USD-LIBOR-BBA	160,684
		14,348,000	(E)	10,004	9/18/18	1.15%	3 month USD-LIBOR-BBA	388,935
		1,870,000	(E)	10,339	9/18/43	3.15%	3 month USD-LIBOR-BBA	130,748
	Barclays Bank PLC
		4,169,000	(E)	(5,199)	9/18/15	0.45%	3 month USD-LIBOR-BBA	6,684
		3,464,000	(E)	46,302	9/18/23	3 month USD-LIBOR-BBA	2.20%	(137,394)
	GBP	2,287,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(278,324)
	Citibank, N.A.
		$1,288,000	(E)	(5,652)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(88,586)
		12,500,000	(E)	3,207	9/18/15	3 month USD-LIBOR-BBA	0.45%	(32,418)
		11,100,000	(E)	28,336	9/18/18	3 month USD-LIBOR-BBA	1.15%	(264,815)
		3,600,000	(E)	22,584	9/18/23	3 month USD-LIBOR-BBA	2.20%	(168,324)
	Credit Suisse International
		1,413,000	(E)	(13)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(4,040)
		598,000	(E)	10,238	9/18/23	3 month USD-LIBOR-BBA	2.20%	(21,474)
		2,539,000	(E)	23,142	9/18/18	3 month USD-LIBOR-BBA	1.15%	(43,913)
		400,000	(E)	6,200	9/18/43	3 month USD-LIBOR-BBA	3.15%	(19,556)
		267,900	(E)	40	9/18/23	2.20%	3 month USD-LIBOR-BBA	14,247
		2,302,000	(E)	(3,430)	9/18/15	0.45%	3 month USD-LIBOR-BBA	3,131
		485,000	(E)	3,573	9/18/43	3.15%	3 month USD-LIBOR-BBA	34,802
	Goldman Sachs International
		1,136,000	(E)	(2,190)	9/18/18	1.15%	3 month USD-LIBOR-BBA	27,812
		1,433,000	(E)	(8,321)	9/18/23	2.20%	3 month USD-LIBOR-BBA	67,671
		109,000	(E)	(525)	9/18/43	3.15%	3 month USD-LIBOR-BBA	6,494
		3,383,000	(E)	308	9/18/15	3 month USD-LIBOR-BBA	0.45%	(9,336)
	GBP	2,287,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	14,342

	Total							$200,610
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,300,000	(E)	$(69,950)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$(1,010)
	700,000	(E)	(18,767)	9/18/18	1.15%	3 month USD-LIBOR-BBA	(280)
	363,000	(E)	(20,678)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(1,428)
	1,942,000	(E)	(7,573)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(2,039)

	Total						$(4,757)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$94,519	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,615
	4,852,732	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	97,353
	1,014,497	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,352
	6,222	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	72
	34,293	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(119)
	4,420,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(162,696)
	35,688	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34
	87,091	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	98
	680,042	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,771)
	1,632,155	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,576
	815,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	787
	146,344	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	164
	475,221	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	533
	344,386	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	387
	11,311	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	8
	11,720	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(41)
	713,787	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,480)
	394,794	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	274
	509,910	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,772
	281,995	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(196)
	111,822	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(679)
	55,836	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(339)
	55,836	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(339)
	112,273	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(682)
	291,369	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,770)
	112,273	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(682)
	1,447	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5)
	78,067	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	75
	227,173	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(789)
	223,945	(508)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,868)
	127,333	60	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(71)
Citibank, N.A.
	905,018	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	874
baskets	603	—	2/13/14	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	(1,163,467)
units	13,856	—	2/13/14	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	966,537
Credit Suisse International
	$3,394,008	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(18,829)
Goldman Sachs International
	320,266	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,863
	2,530,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	65,729
	1,897,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	47,419
	58,168	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	671
	114,144	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,290
	114,234	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,947
	234,016	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,000
	234,016	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,000
	2,662,122	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	53,406
	461,447	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	11,903
	831,013	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,671
	858,763	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	22,152
	203,418	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,247
	68,273	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,370
	4,775	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	55
	127,261	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,283
	1,250,786	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,635
	61,207	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(213)
	73,506	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(255)
	1,387,492	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,898)
	21,704	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(251)
	21,227	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	322
	531,251	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,658
	77,659	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,003)
GBP	1,067,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(13,859)
GBP	1,067,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(16,229)
GBP	2,134,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(64,914)
GBP	1,067,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(32,457)
GBP	1,067,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(16,229)
JPMorgan Chase Bank N.A.
	$315,648	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	8,144

Total						$(124,855)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$1,367		$20,000	5/11/63	300 bp	$(627)
	CMBX NA BBB Index	BBB-/P	2,591		43,000	5/11/63	300 bp	(1,696)
	CMBX NA BBB Index	BBB-/P	5,309		86,000	5/11/63	300 bp	(3,265)
	CMBX NA BBB Index	BBB-/P	5,073		89,000	5/11/63	300 bp	(3,800)
	Barclays Bank PLC
	NA IG Series 20 Index	BBB+/P	(8,751)		2,415,000	6/20/18	100 bp	6,381
	NA IG Series 20 Index	BBB+/P	(25,110)		1,695,000	6/20/18	100 bp	(14,490)
	Citibank, N.A.
	NA IG Series 20 Index	BBB+/P	(6,175)		1,265,000	6/20/18	100 bp	1,846
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	353		12,000	5/11/63	300 bp	(844)
	CMBX NA BBB Index	BBB-/P	4,522		37,000	5/11/63	300 bp	834
	CMBX NA BBB Index	BBB-/P	3,589		37,000	5/11/63	300 bp	(100)
	CMBX NA BBB Index	BBB-/P	746		39,000	5/11/63	300 bp	(3,142)
	CMBX NA BBB Index	BBB-/P	334		43,000	5/11/63	300 bp	(3,954)
	CMBX NA BBB Index	BBB-/P	4,776		60,000	5/11/63	300 bp	(1,206)
	CMBX NA BBB Index	BBB-/P	8,474		75,000	5/11/63	300 bp	997
	CMBX NA BBB Index	BBB-/P	7,275		75,000	5/11/63	300 bp	(203)
	CMBX NA BBB Index	BBB-/P	5,962		77,000	5/11/63	300 bp	(1,715)
	CMBX NA BBB Index	BBB-/P	5,065		77,000	5/11/63	300 bp	(2,612)
	CMBX NA BBB Index	BBB-/P	6,224		78,000	5/11/63	300 bp	(1,552)
	CMBX NA BBB Index	BBB-/P	1,198		78,000	5/11/63	300 bp	(6,578)
	CMBX NA BBB Index	BBB-/P	1,374		78,000	5/11/63	300 bp	(6,402)
	CMBX NA BBB Index	BBB-/P	2,373		78,000	5/11/63	300 bp	(5,403)
	CMBX NA BBB Index	BBB-/P	6,338		87,000	5/11/63	300 bp	(2,336)
	CMBX NA BBB Index	BBB-/P	1,010		87,000	5/11/63	300 bp	(7,664)
	CMBX NA BBB Index	BBB-/P	9,656		126,000	5/11/63	300 bp	(2,906)
	CMBX NA BBB Index	BBB-/P	7,961		194,000	5/11/63	300 bp	(11,381)
	NA HY Series 20 Index	B+/P	(1,185,975)		30,120,000	6/20/18	500 bp	(245,696)
	NA IG Series 20 Index	BBB+/P	(24,227)		4,900,000	6/20/18	100 bp	6,475
	Deutsche Bank AG
	NA HY Series 20 Index	B+/P	(1,407,952)		42,909,000	6/20/18	500 bp	(68,428)
	NA IG Series 20 Index	BBB+/P	(6,931)		2,055,000	6/20/18	100 bp	5,945
	NA IG Series 20 Index	BBB+/P	(11,493)		1,575,000	6/20/18	100 bp	(1,625)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	435,000	9/20/13	715 bp	10,538
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	535 bp	9,902
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	605,000	9/20/13	477 bp	8,698
	Goldman Sachs International
	NA IG Series 20 Index	BBB+/P	(4,693)		$845,000	6/20/18	100 bp	601
	CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		340,000	9/20/13	495 bp	4,179
	JPMorgan Chase Bank N.A.
	NA HY Series 20 Index	B+/P	(205,572)		6,206,000	6/20/18	500 bp	(11,838)

	Total							$(353,067)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,595,490,105.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,639,967,294, resulting in gross unrealized appreciation and depreciation of $181,236,294 and $42,598,203, respectively, or net unrealized appreciation of $138,638,091.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $126,255, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$325,561,660	$253,647,272	$439,404,699	$216,791	$139,804,233
	Putnam Short Term Investment Fund *	—	303,827,540	92,885,152	41,582	210,942,388
	Totals	$325,561,660	$557,474,812	$532,289,851	$258,373	$350,746,621
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $14,085,229. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $14,470,978, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $230,068,096 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are value based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $586,161 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,554,783 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $3,520,647.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$32,067,605	$15,981,164	$—
Capital goods	49,655,413	13,882,049	—
Communication services	34,293,199	9,224,506	—
Conglomerates	13,641,280	2,535,567	—
Consumer cyclicals	80,532,832	30,621,075	—
Consumer staples	68,709,975	21,678,263	4,642
Energy	63,991,384	13,595,589	—
Financials	121,125,761	49,165,975	—
Health care	91,905,878	18,330,447	—
Technology	122,470,370	16,410,694	—
Transportation	9,468,222	4,817,100	—
Utilities and power	13,047,057	6,767,398	—
Total common stocks	700,908,976	203,009,827	4,642
Commodity linked notes	—	1,842,853	—
Convertible bonds and notes	—	148,281	—
Convertible preferred stocks	154,336	446,514	—
Corporate bonds and notes	—	184,589,752	—
Foreign government and agency bonds and notes	—	9,130,680	—
Investment companies	13,336,673	—	—
Mortgage-backed securities	—	38,418,699	—
Municipal bonds and notes	—	204,424	—
Preferred stocks	—	1,356,472	—
Senior loans	—	3,158,816	—
U.S. government and agency mortgage obligations	—	115,011,122	—
Warrants	—	4,960	—
Short-term investments	357,566,621	149,311,737	—

Totals by level	$1,071,966,606	$706,634,137	$4,642

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(4,504,863)	$—
Futures contracts	(74,118)	—	—
TBA sale commitments	—	(41,392,187)	—
Interest rate swap contracts	—	168,941	—
Total return swap contracts	—	(124,407)	—
Credit default contracts	—	2,442,242	—

Totals by level	$(74,118)	$(43,410,274)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$2,599,367	$157,125
Foreign exchange contracts	5,646,488	10,151,351
Equity contracts	2,415,220	2,190,099
Interest rate contracts	2,558,350	2,808,095

Total	$13,219,425	$15,306,670

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	15,000
Purchased swap option contracts (contract amount)	$22,600,000
Written equity option contracts (number of contracts)	17,000
Written swap option contracts (contract amount)	$13,800,000
Futures contracts (number of contracts)	11,000
Forward currency contracts (contract amount)	$619,500,000
OTC interest rate swap contracts (notional)	$208,300,000
Centrally cleared interest rate swap contracts (notional)	$1,400,000
OTC total return swap contracts (notional)	$144,500,000
OTC credit default swap contracts (notional)	$93,400,000
Warrants (number of warrants)	51,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013